Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

July 31, 2019

EMT-QTLY-0919
1.9891461.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	1,070	$60,209
Bandwidth, Inc. (a)	564	42,018
Cincinnati Bell, Inc. (a)	4,858	18,558
Cogent Communications Group, Inc.	4,077	256,892
Consolidated Communications Holdings, Inc. (b)	6,856	32,292
Frontier Communications Corp. (a)(b)	9,918	13,092
GCI Liberty, Inc. (a)	9,555	570,720
Globalstar, Inc. (a)(b)	65,644	31,194
Intelsat SA (a)	6,582	149,016
Iridium Communications, Inc. (a)(b)	9,424	239,747
ORBCOMM, Inc. (a)	7,505	43,979
Pareteum Corp. (a)(b)	5,497	19,240
PDVWireless, Inc. (a)	888	39,507
Vonage Holdings Corp. (a)	21,431	265,744
WideOpenWest, Inc. (a)(b)	2,577	19,559
Zayo Group Holdings, Inc. (a)	19,730	665,493
		2,467,260
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	5,037	59,588
Cinemark Holdings, Inc. (b)	10,326	412,214
Gaia, Inc. Class A (a)(b)	1,129	6,526
Glu Mobile, Inc. (a)	10,805	80,605
Lions Gate Entertainment Corp.:
Class A	5,094	65,764
Class B	10,573	128,885
Live Nation Entertainment, Inc. (a)(b)	13,424	967,333
Marcus Corp.	1,942	67,951
Rosetta Stone, Inc. (a)	2,014	46,241
The Madison Square Garden Co. (a)	1,677	486,397
World Wrestling Entertainment, Inc. Class A (b)	4,220	307,132
Zynga, Inc. (a)	80,970	516,589
		3,145,225
Interactive Media & Services - 0.9%
ANGI Homeservices, Inc. Class A (a)(b)	5,472	75,787
Care.com, Inc. (a)	2,475	27,126
CarGurus, Inc. Class A (a)	3,221	120,047
Cars.com, Inc. (a)	6,137	116,603
Eventbrite, Inc. (b)	1,066	18,858
Liberty TripAdvisor Holdings, Inc. (a)	7,072	81,682
Match Group, Inc. (b)	5,106	384,431
MeetMe, Inc. (a)	7,397	25,446
QuinStreet, Inc. (a)	3,770	61,413
Snap, Inc. Class A (a)(b)	67,561	1,135,025
TripAdvisor, Inc. (a)(b)	9,959	439,690
TrueCar, Inc. (a)	8,060	40,945
Yelp, Inc. (a)	7,388	258,949
Zillow Group, Inc.:
Class A (a)	4,524	225,476
Class C (a)(b)	11,484	573,741
		3,585,219
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	11,720	302,493
AMC Networks, Inc. Class A (a)(b)	4,358	232,630
Cable One, Inc. (b)	483	587,714
comScore, Inc. (a)	4,272	14,098
DISH Network Corp. Class A (a)	22,268	753,994
E.W. Scripps Co. Class A	5,520	84,622
Emerald Expositions Events, Inc.	2,467	26,298
Entercom Communications Corp. Class A	12,074	68,580
Entravision Communication Corp. Class A	5,978	19,488
Fluent, Inc. (a)	3,311	17,217
Gannett Co., Inc. (b)	10,983	112,576
Gray Television, Inc. (a)	7,472	132,628
John Wiley & Sons, Inc. Class A	4,411	200,745
Liberty Latin America Ltd.:
Class A (a)	4,083	66,920
Class C (a)	11,822	193,881
Loral Space & Communications Ltd. (a)	1,181	43,449
Meredith Corp. (b)	3,902	214,064
MSG Network, Inc. Class A (a)	5,988	113,712
National CineMedia, Inc.	5,902	42,022
New Media Investment Group, Inc.	5,175	55,735
News Corp.:
Class A	36,832	484,709
Class B	12,619	169,852
Nexstar Broadcasting Group, Inc. Class A	4,444	452,266
Scholastic Corp.	2,712	92,669
Sinclair Broadcast Group, Inc. Class A (b)	6,987	351,097
Sirius XM Holdings, Inc.	124,594	779,958
TechTarget, Inc. (a)	2,119	48,779
Tegna, Inc.	20,970	318,534
The New York Times Co. Class A	13,735	490,065
Tribune Media Co. Class A	7,688	357,261
Tribune Publishing Co.	1,902	15,730
		6,843,786
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	4,074	61,191
Gogo, Inc. (a)(b)	5,253	22,010
NII Holdings, Inc. (a)	9,410	16,091
Shenandoah Telecommunications Co.	4,492	176,805
Spok Holdings, Inc.	1,700	22,083
Telephone & Data Systems, Inc.	9,035	292,192
U.S. Cellular Corp. (a)	1,386	66,376
Vobile Group Ltd. (a)	28,000	10,349
		667,097

TOTAL COMMUNICATION SERVICES		16,708,587

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.0%
Adient PLC	8,450	200,688
American Axle & Manufacturing Holdings, Inc. (a)	10,763	129,909
Autoliv, Inc.	8,458	610,245
Cooper Tire & Rubber Co.	4,874	131,208
Cooper-Standard Holding, Inc. (a)	1,593	78,822
Dana, Inc.	14,091	235,461
Delphi Technologies PLC	8,559	160,396
Dorman Products, Inc. (a)	2,824	202,989
Fox Factory Holding Corp. (a)	3,695	295,896
Garrett Motion, Inc.(a)	7,186	101,826
Gentex Corp.	25,426	697,181
Gentherm, Inc. (a)	3,390	138,685
LCI Industries	2,453	224,768
Modine Manufacturing Co. (a)	4,925	67,571
Motorcar Parts of America, Inc. (a)(b)	1,819	32,524
Standard Motor Products, Inc.	1,959	90,134
Stoneridge, Inc. (a)	2,619	85,301
Superior Industries International, Inc.	2,214	5,668
Tenneco, Inc.	4,926	44,531
The Goodyear Tire & Rubber Co.	22,659	311,108
Tower International, Inc.	1,954	60,183
Veoneer, Inc. (a)(b)	8,392	152,315
Visteon Corp. (a)(b)	2,811	185,189
		4,242,598
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	15,816	565,896
REV Group, Inc.	2,906	42,340
Thor Industries, Inc.	4,884	291,086
Winnebago Industries, Inc. (b)	2,818	113,565
		1,012,887
Distributors - 0.4%
Core-Mark Holding Co., Inc.	4,457	166,826
LKQ Corp. (a)	30,875	831,464
Pool Corp. (b)	3,907	739,869
		1,738,159
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	5,690	269,535
American Public Education, Inc. (a)	1,567	51,742
Bright Horizons Family Solutions, Inc. (a)	5,682	864,062
Career Education Corp. (a)	6,808	129,080
Carriage Services, Inc.	1,405	26,864
Chegg, Inc. (a)(b)	10,052	451,536
Frontdoor, Inc. (a)	6,573	299,992
Graham Holdings Co.	420	311,947
Grand Canyon Education, Inc. (a)	4,669	507,847
H&R Block, Inc. (b)	19,972	553,025
Houghton Mifflin Harcourt Co. (a)	9,984	58,406
K12, Inc. (a)	3,673	109,639
Laureate Education, Inc. Class A (a)	6,411	105,076
Regis Corp. (a)(b)	3,253	59,530
Service Corp. International	17,539	809,249
ServiceMaster Global Holdings, Inc. (a)	13,176	701,358
Sotheby's Class A (Ltd. vtg.) (a)	3,198	190,953
Strategic Education, Inc.	2,113	376,093
Weight Watchers International, Inc. (a)	3,778	81,794
Zovio, Inc. (a)	2,539	9,674
		5,967,402
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	23,960	867,112
BFC Financial Corp. Class A	6,164	26,567
BJ's Restaurants, Inc.	2,093	83,092
Bloomin' Brands, Inc.	8,945	152,333
Boyd Gaming Corp.	7,871	208,503
Brinker International, Inc. (b)	3,765	150,035
Caesars Entertainment Corp. (a)	56,595	670,085
Carrols Restaurant Group, Inc. (a)	3,378	31,483
Choice Hotels International, Inc. (b)	3,299	283,087
Churchill Downs, Inc.	3,483	416,741
Chuy's Holdings, Inc. (a)	1,624	38,408
Cracker Barrel Old Country Store, Inc. (b)	2,332	405,092
Dave & Buster's Entertainment, Inc. (b)	3,787	153,942
Del Frisco's Restaurant Group, Inc. (a)	2,875	22,885
Del Taco Restaurants, Inc. (a)	3,378	40,941
Denny's Corp. (a)	6,044	136,534
Dine Brands Global, Inc. (b)	1,731	142,098
Drive Shack, Inc. (a)	5,661	29,550
Dunkin' Brands Group, Inc.	7,995	640,879
El Pollo Loco Holdings, Inc. (a)	2,259	22,229
Eldorado Resorts, Inc. (a)(b)	6,325	285,384
Everi Holdings, Inc. (a)	6,896	82,821
Extended Stay America, Inc. unit	18,161	303,652
Fiesta Restaurant Group, Inc. (a)	2,253	21,516
Golden Entertainment, Inc. (a)(b)	1,840	25,797
Habit Restaurants, Inc. Class A (a)	2,008	20,080
Hilton Grand Vacations, Inc. (a)	9,423	308,132
Hyatt Hotels Corp. Class A	4,139	320,152
International Speedway Corp. Class A	2,332	105,127
Jack in the Box, Inc.	2,512	180,437
Lindblad Expeditions Holdings (a)	2,661	50,107
Marriott Vacations Worldwide Corp.	3,978	406,671
Monarch Casino & Resort, Inc. (a)	1,128	53,095
Noodles & Co. (a)	3,884	28,780
Papa John's International, Inc. (b)	2,170	96,391
Penn National Gaming, Inc. (a)	10,524	205,428
Planet Fitness, Inc. (a)	8,565	673,723
Playa Hotels & Resorts NV (a)	5,355	39,252
PlayAGS, Inc. (a)(b)	2,165	40,615
Potbelly Corp. (a)	2,483	10,329
Red Robin Gourmet Burgers, Inc. (a)	1,233	40,714
Red Rock Resorts, Inc. (b)	6,796	141,629
Ruth's Hospitality Group, Inc.	2,804	62,445
Scientific Games Corp. Class A (a)(b)	5,335	109,101
SeaWorld Entertainment, Inc. (a)	6,581	201,181
Shake Shack, Inc. Class A (a)(b)	2,521	188,218
Six Flags Entertainment Corp.	6,971	368,278
Texas Roadhouse, Inc. Class A	6,463	356,951
The Cheesecake Factory, Inc. (b)	4,052	174,560
Vail Resorts, Inc.	3,927	968,084
Wendy's Co. (b)	18,171	330,530
Wingstop, Inc.	2,858	273,196
Wyndham Destinations, Inc.	9,464	445,376
Wyndham Hotels & Resorts, Inc.	9,636	544,916
YETI Holdings, Inc. (b)	1,563	54,330
		12,038,594
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	3,223	37,774
Cavco Industries, Inc. (a)	835	148,087
Century Communities, Inc. (a)	2,707	74,632
Ethan Allen Interiors, Inc.	2,367	48,713
Garmin Ltd.	11,728	921,704
GoPro, Inc. Class A (a)(b)	10,960	57,978
Helen of Troy Ltd. (a)	2,564	380,190
Hooker Furniture Corp.	1,139	23,748
Hovnanian Enterprises, Inc. Class A (a)	431	2,586
Installed Building Products, Inc. (a)	2,129	113,433
iRobot Corp. (a)(b)	2,679	195,835
KB Home	8,406	220,826
La-Z-Boy, Inc.	4,543	149,874
Leggett & Platt, Inc. (b)	12,665	506,220
LGI Homes, Inc. (a)(b)	1,829	128,560
Libbey, Inc. (a)(b)	2,089	3,530
Lovesac (a)	520	11,149
M.D.C. Holdings, Inc.	4,725	170,762
M/I Homes, Inc. (a)	2,725	96,383
Meritage Homes Corp. (a)	3,653	229,445
Mohawk Industries, Inc. (a)	6,129	764,225
PulteGroup, Inc.	25,113	791,311
Roku, Inc. Class A (a)	4,877	503,940
Skyline Champion Corp. (a)	3,740	106,590
Taylor Morrison Home Corp. (a)	11,562	260,376
Tempur Sealy International, Inc. (a)	4,448	356,819
Toll Brothers, Inc.	13,210	475,164
TopBuild Corp. (a)	3,450	279,899
TRI Pointe Homes, Inc. (a)	13,847	189,565
Tupperware Brands Corp.	4,748	72,692
Turtle Beach Corp. (a)(b)	656	6,816
Universal Electronics, Inc. (a)	1,355	58,021
Vuzix Corp. (a)(b)	2,033	4,005
William Lyon Homes, Inc. (a)	3,201	62,868
Zagg, Inc. (a)(b)	2,595	17,205
		7,470,925
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	2,287	44,779
Blue Apron Holdings, Inc. Class A (a)(b)	388	3,407
Duluth Holdings, Inc. (a)(b)	977	11,871
Etsy, Inc. (a)	11,705	784,469
Groupon, Inc. (a)	39,857	125,550
GrubHub, Inc. (a)(b)	8,815	596,158
Lands' End, Inc. (a)(b)	1,553	16,928
Overstock.com, Inc. (a)(b)	2,162	48,688
PetMed Express, Inc.	1,947	33,819
Quotient Technology, Inc. (a)	7,729	81,309
Shutterfly, Inc. (a)	3,259	165,199
Shutterstock, Inc. (b)	1,789	68,644
Stamps.com, Inc. (a)(b)	1,642	78,406
Stitch Fix, Inc. (a)(b)	2,175	56,724
The Rubicon Project, Inc. (a)	4,257	32,396
Wayfair LLC Class A (a)(b)	6,006	787,747
		2,936,094
Leisure Products - 0.5%
Acushnet Holdings Corp.	3,255	83,198
American Outdoor Brands Corp. (a)	5,158	49,723
Brunswick Corp.	8,448	415,304
Callaway Golf Co. (b)	8,660	158,824
Clarus Corp.	2,127	30,565
Johnson Outdoors, Inc. Class A	563	38,278
Malibu Boats, Inc. Class A (a)	2,004	60,381
Mattel, Inc. (a)(b)	33,518	489,363
MCBC Holdings, Inc. (a)	1,788	29,681
Nautilus, Inc. (a)	2,980	5,751
Polaris Industries, Inc.	5,648	534,696
Sturm, Ruger & Co., Inc.	1,707	96,446
Vista Outdoor, Inc. (a)	5,469	39,377
		2,031,587
Multiline Retail - 0.4%
Big Lots, Inc.	3,921	100,378
Dillard's, Inc. Class A (b)	1,790	130,276
JC Penney Corp., Inc. (a)(b)	29,411	23,396
Macy's, Inc.	29,834	678,127
Nordstrom, Inc. (b)	11,076	366,726
Ollie's Bargain Outlet Holdings, Inc. (a)	5,015	424,720
		1,723,623
Specialty Retail - 2.2%
Aaron's, Inc. Class A	6,662	420,039
Abercrombie & Fitch Co. Class A	6,406	121,266
America's Car Mart, Inc. (a)	629	56,711
American Eagle Outfitters, Inc.	16,386	289,868
Armstrong Flooring, Inc. (a)	2,470	20,649
Asbury Automotive Group, Inc. (a)	1,904	175,320
Ascena Retail Group, Inc. (a)(b)	16,857	7,488
At Home Group, Inc. (a)	2,605	15,604
AutoNation, Inc. (a)(b)	5,580	271,634
Barnes & Noble Education, Inc. (a)	3,596	12,586
Barnes & Noble, Inc.	5,514	35,951
Bed Bath & Beyond, Inc. (b)	13,381	129,930
Boot Barn Holdings, Inc. (a)	2,766	86,548
Caleres, Inc.	4,245	79,721
Camping World Holdings, Inc. (b)	3,146	36,903
Carvana Co. Class A (a)(b)	3,176	201,867
Chico's FAS, Inc. (b)	12,036	38,395
Citi Trends, Inc.	1,142	17,530
Conn's, Inc. (a)(b)	2,307	47,986
Dick's Sporting Goods, Inc. (b)	7,166	266,360
DSW, Inc. Class A (b)	6,640	122,043
Express, Inc. (a)	6,610	16,327
Five Below, Inc. (a)	5,417	636,281
Floor & Decor Holdings, Inc. Class A (a)	5,594	219,005
Foot Locker, Inc.	11,166	458,476
GameStop Corp. Class A (b)	10,036	40,345
Gap, Inc. (b)	20,727	404,177
Genesco, Inc. (a)	1,938	76,318
GNC Holdings, Inc. Class A (a)(b)	7,703	16,022
Group 1 Automotive, Inc.	1,760	147,770
Guess?, Inc. (b)	5,528	93,147
Haverty Furniture Companies, Inc.	1,813	32,833
Hibbett Sports, Inc. (a)	1,768	32,531
IAA Spinco, Inc. (a)	13,073	611,163
Kirkland's, Inc. (a)(b)	1,345	2,300
L Brands, Inc.	22,200	576,090
Lithia Motors, Inc. Class A (sub. vtg.)	2,188	288,553
Lumber Liquidators Holdings, Inc. (a)(b)	2,682	23,521
MarineMax, Inc. (a)	2,192	33,844
Michaels Companies, Inc. (a)(b)	8,672	59,577
Monro, Inc. (b)	3,209	270,230
Murphy U.S.A., Inc. (a)	2,908	256,951
National Vision Holdings, Inc. (a)(b)	6,152	194,342
Office Depot, Inc.	53,012	108,144
Party City Holdco, Inc. (a)(b)	5,434	34,669
Penske Automotive Group, Inc.	3,542	162,826
Rent-A-Center, Inc. (a)	4,311	116,526
RH (a)	1,815	253,011
Sally Beauty Holdings, Inc. (a)(b)	11,711	160,909
Shoe Carnival, Inc.	938	23,806
Signet Jewelers Ltd.	5,051	91,625
Sleep Number Corp. (a)(b)	3,230	158,819
Sonic Automotive, Inc. Class A (sub. vtg.)	2,289	63,108
Sportsman's Warehouse Holdings, Inc. (a)	3,695	16,591
Tailored Brands, Inc. (b)	4,797	23,361
The Buckle, Inc. (b)	2,708	55,108
The Cato Corp. Class A (sub. vtg.)	2,135	30,680
The Children's Place Retail Stores, Inc. (b)	1,580	154,319
The Container Store Group, Inc. (a)	1,463	8,939
Tile Shop Holdings, Inc.	3,774	9,775
Tilly's, Inc.	2,005	16,421
Urban Outfitters, Inc. (a)(b)	7,328	174,480
Williams-Sonoma, Inc.	7,791	519,504
Zumiez, Inc. (a)	1,822	45,131
		9,171,954
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	14,597	519,507
Carter's, Inc. (b)	4,463	415,148
Columbia Sportswear Co.	2,877	304,904
Crocs, Inc. (a)	6,503	148,594
Deckers Outdoor Corp. (a)	2,835	443,054
Fossil Group, Inc. (a)(b)	4,476	49,415
G-III Apparel Group Ltd. (a)	4,079	116,904
Hanesbrands, Inc.	35,051	563,971
J.Jill, Inc. (b)	1,281	2,741
Movado Group, Inc.	1,562	41,127
Oxford Industries, Inc.	1,653	120,983
PVH Corp.	7,359	654,362
Ralph Lauren Corp.	5,302	552,627
Rocky Brands, Inc.	664	20,929
Samsonite International SA (c)	138,600	271,391
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,001	493,258
Steven Madden Ltd.	7,741	267,142
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	17,929	413,622
Class C (non-vtg.) (a)	19,016	386,785
Unifi, Inc. (a)	1,370	25,633
Vera Bradley, Inc. (a)	2,168	25,474
Wolverine World Wide, Inc. (b)	9,203	249,861
		6,087,432

TOTAL CONSUMER DISCRETIONARY		54,421,255

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	836	327,980
Brown-Forman Corp. Class B (non-vtg.)	16,126	883,866
Coca-Cola Bottling Co. Consolidated	450	132,089
Craft Brew Alliance, Inc. (a)	950	14,925
MGP Ingredients, Inc. (b)	1,242	62,088
National Beverage Corp. (b)	1,182	51,452
Primo Water Corp. (a)(b)	3,175	46,895
		1,519,295
Food & Staples Retailing - 0.6%
Andersons, Inc.	2,528	67,877
BJ's Wholesale Club Holdings, Inc. (a)(b)	6,633	156,273
Casey's General Stores, Inc.	3,559	576,238
Chefs' Warehouse Holdings (a)	2,275	82,969
Ingles Markets, Inc. Class A	1,342	42,246
Natural Grocers by Vitamin Cottage, Inc. (a)	774	7,098
Performance Food Group Co. (a)	10,208	447,621
PriceSmart, Inc.	2,211	134,871
Rite Aid Corp. (a)(b)	5,131	35,763
SpartanNash Co.	3,455	40,838
Sprouts Farmers Market LLC (a)(b)	12,444	210,677
U.S. Foods Holding Corp. (a)	21,095	746,130
United Natural Foods, Inc. (a)(b)	4,987	49,172
Weis Markets, Inc.	1,555	56,680
		2,654,453
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	6,346	116,005
Bunge Ltd.	13,700	800,491
Cal-Maine Foods, Inc. (b)	2,961	117,759
Calavo Growers, Inc. (b)	1,527	135,048
Campbell Soup Co. (b)	18,711	773,513
Darling International, Inc. (a)	15,968	324,629
Dean Foods Co. (b)	8,028	11,641
Farmer Brothers Co. (a)	976	15,850
Flowers Foods, Inc.	17,775	421,268
Fresh Del Monte Produce, Inc.	2,868	86,986
Freshpet, Inc. (a)	2,508	113,236
Hostess Brands, Inc. Class A (a)(b)	9,653	136,300
Ingredion, Inc.	6,877	531,523
J&J Snack Foods Corp.	1,443	268,167
John B. Sanfilippo & Son, Inc.	846	73,526
Lancaster Colony Corp.	1,885	293,721
Limoneira Co.	1,402	27,746
nLIGHT, Inc. (a)	586	9,634
Pilgrim's Pride Corp. (a)(b)	5,099	137,979
Post Holdings, Inc. (a)	6,464	693,070
Sanderson Farms, Inc.	1,961	256,930
Seaboard Corp.	26	106,123
The Hain Celestial Group, Inc. (a)(b)	8,713	189,682
The Simply Good Foods Co. (a)	4,865	132,474
Tootsie Roll Industries, Inc. (b)	1,867	69,751
TreeHouse Foods, Inc. (a)(b)	5,444	323,047
		6,166,099
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	46,147
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,447	94,965
Energizer Holdings, Inc.	6,195	260,686
Funko, Inc. (a)(b)	995	24,885
Spectrum Brands Holdings, Inc. (b)	4,419	221,436
WD-40 Co.	1,342	243,654
		891,773
Personal Products - 0.4%
Avon Products, Inc. (a)	43,043	182,933
Coty, Inc. Class A	43,797	477,825
Edgewell Personal Care Co. (a)	5,249	159,727
elf Beauty, Inc. (a)	2,198	36,465
Herbalife Nutrition Ltd. (a)	10,162	416,845
Inter Parfums, Inc.	1,675	116,044
MediFast, Inc.	1,154	128,844
Natural Health Trends Corp. (b)	652	4,897
Nu Skin Enterprises, Inc. Class A	5,412	216,372
USANA Health Sciences, Inc. (a)	1,336	90,915
		1,830,867
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	10,594	16,844
Pyxus International, Inc. (a)(b)	758	10,817
Turning Point Brands, Inc. (b)	818	30,372
Universal Corp.	2,436	144,942
Vector Group Ltd. (b)	10,564	122,014
		324,989

TOTAL CONSUMER STAPLES		13,387,476

ENERGY - 2.5%
Energy Equipment & Services - 0.7%
Archrock, Inc.	12,779	140,313
Basic Energy Services, Inc. (a)(b)	1,945	3,462
C&J Energy Services, Inc. (a)	5,993	65,563
Carbo Ceramics, Inc. (a)(b)	2,299	2,943
Core Laboratories NV (b)	4,304	215,932
Diamond Offshore Drilling, Inc. (a)(b)	6,430	58,127
Dmc Global, Inc.	1,391	72,666
Dril-Quip, Inc. (a)	3,494	183,854
Ensco PLC Class A (b)	10,725	87,838
Exterran Corp. (a)	2,981	40,691
Forum Energy Technologies, Inc. (a)	7,657	20,061
Frank's International NV (a)	7,076	40,333
FTS International, Inc. (a)	3,026	12,013
Helix Energy Solutions Group, Inc. (a)	13,662	119,679
Helmerich & Payne, Inc.	10,571	525,167
ION Geophysical Corp. (a)	948	9,158
KLX Energy Services Holdings, Inc. (a)	2,169	34,097
Liberty Oilfield Services, Inc. Class A	3,760	53,204
Mammoth Energy Services, Inc. (b)	1,097	7,109
Matrix Service Co. (a)	2,710	49,783
McDermott International, Inc. (a)(b)	17,593	112,947
Nabors Industries Ltd.	31,214	92,393
NCS Multistage Holdings, Inc. (a)	1,238	3,974
Newpark Resources, Inc. (a)	8,849	67,518
Noble Corp. (a)	23,809	53,094
Oceaneering International, Inc. (a)	9,592	148,196
Oil States International, Inc. (a)	5,837	87,088
Patterson-UTI Energy, Inc.	21,228	246,882
Pioneer Energy Services Corp. (a)(b)	6,392	1,336
RPC, Inc. (b)	5,539	34,231
SEACOR Holdings, Inc. (a)	1,669	79,511
Solaris Oilfield Infrastructure, Inc. Class A	2,669	38,193
Superior Energy Services, Inc. (a)	14,021	12,720
TETRA Technologies, Inc. (a)	11,912	18,583
Tidewater, Inc. (a)	2,964	68,142
Transocean Ltd. (United States) (a)(b)	49,397	300,334
U.S. Silica Holdings, Inc. (b)	7,655	106,098
		3,213,233
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)	15,463	13,459
Alta Mesa Resources, Inc. Class A (a)(b)	12,067	1,810
Antero Resources Corp. (a)(b)	21,637	99,747
Arch Coal, Inc.	1,840	164,054
Bonanza Creek Energy, Inc. (a)	1,872	40,810
California Resources Corp. (a)(b)	4,647	71,146
Callon Petroleum Co. (a)	22,147	108,963
Carrizo Oil & Gas, Inc. (a)	8,239	78,518
Centennial Resource Development, Inc. Class A (a)	18,551	110,378
Chesapeake Energy Corp. (a)(b)	89,289	161,613
Cimarex Energy Co.	9,269	469,660
Clean Energy Fuels Corp. (a)	13,063	34,878
CNX Resources Corp. (a)	19,607	161,170
CONSOL Energy, Inc. (a)(b)	2,730	58,668
Contango Oil & Gas Co. (a)(b)	2,390	3,179
Continental Resources, Inc. (a)	8,375	311,299
CVR Energy, Inc.	2,829	150,135
Delek U.S. Holdings, Inc.	7,347	316,509
Denbury Resources, Inc. (a)(b)	45,345	51,240
Earthstone Energy, Inc. (a)	1,765	7,731
EQT Corp.	24,795	374,652
Equitrans Midstream Corp.	19,689	326,641
Evolution Petroleum Corp.	2,792	17,031
Extraction Oil & Gas, Inc. (a)(b)	11,131	41,296
Green Plains, Inc.	3,793	38,271
Gulfport Energy Corp. (a)(b)	15,133	57,203
Highpoint Resources, Inc. (a)	10,176	12,720
International Seaways, Inc. (a)	2,789	47,441
Jagged Peak Energy, Inc. (a)	5,841	42,873
Kosmos Energy Ltd.	22,676	136,283
Laredo Petroleum, Inc. (a)	14,504	48,153
Lilis Energy, Inc. (a)(b)	4,468	1,368
Lonestar Resources U.S., Inc. (a)(b)	1,873	4,645
Magnolia Oil & Gas Corp. Class A (a)	8,357	93,431
Matador Resources Co. (a)(b)	10,148	178,909
Midstates Petroleum Co., Inc. (a)	2,166	9,855
Montage Resources Corp. (a)	527	1,760
Murphy Oil Corp. (b)	15,882	381,803
Nine Energy Service, Inc. (a)	955	12,291
Northern Oil & Gas, Inc. (a)(b)	21,177	34,307
Oasis Petroleum, Inc. (a)	26,089	127,053
Overseas Shipholding Group, Inc. (a)	5,939	11,581
Par Pacific Holdings, Inc. (a)	2,857	65,882
Parsley Energy, Inc. Class A (a)	25,650	425,534
PBF Energy, Inc. Class A	11,685	326,362
PDC Energy, Inc. (a)	6,482	186,228
Peabody Energy Corp.	7,626	160,604
Penn Virginia Corp. (a)	1,293	44,272
QEP Resources, Inc. (a)	23,079	114,241
Range Resources Corp. (b)	20,222	115,063
Renewable Energy Group, Inc. (a)	3,553	48,285
Rex American Resources Corp. (a)	557	41,552
Ring Energy, Inc. (a)	5,263	12,894
SandRidge Energy, Inc. (a)	2,834	19,130
SemGroup Corp. Class A (b)	6,290	79,694
SM Energy Co. (b)	9,969	99,391
Southwestern Energy Co. (a)(b)	55,995	123,189
SRC Energy, Inc. (a)	23,458	95,709
Talos Energy, Inc. (a)	2,169	44,638
Teekay Corp. (b)	6,372	29,056
Teekay Tankers Ltd. (a)	18,409	22,643
Tellurian, Inc. (a)(b)	9,236	56,986
Ultra Petroleum Corp. (a)	17,637	2,822
Unit Corp. (a)	5,137	33,391
Uranium Energy Corp. (a)(b)	14,596	14,456
W&T Offshore, Inc. (a)	8,744	39,261
Whiting Petroleum Corp. (a)(b)	8,899	157,334
World Fuel Services Corp.	6,560	256,102
WPX Energy, Inc. (a)	38,290	399,748
		7,429,001

TOTAL ENERGY		10,642,234

FINANCIALS - 15.9%
Banks - 6.6%
1st Source Corp.	1,613	75,730
Allegiance Bancshares, Inc. (a)	1,096	36,782
Amalgamated Bank	876	15,032
Ameris Bancorp	3,896	154,944
Associated Banc-Corp.	16,118	349,277
Atlantic Capital Bancshares, Inc. (a)	2,491	45,809
Banc of California, Inc.	4,185	65,412
BancFirst Corp.	1,688	98,478
Bancorp, Inc., Delaware (a)	5,515	53,385
BancorpSouth Bank	8,858	264,766
Bank of Hawaii Corp.	4,068	346,797
Bank of Marin Bancorp	1,175	51,371
Bank OZK	11,787	360,446
BankUnited, Inc.	10,038	345,408
Banner Corp.	3,071	181,987
Berkshire Hills Bancorp, Inc.	3,900	127,920
BOK Financial Corp.	3,102	259,575
Boston Private Financial Holdings, Inc.	8,139	93,924
Brookline Bancorp, Inc., Delaware	7,790	115,526
Bryn Mawr Bank Corp.	1,908	70,749
Byline Bancorp, Inc. (a)	1,472	28,130
Cadence Bancorp Class A	12,084	207,120
Carolina Financial Corp.	2,036	71,504
Cathay General Bancorp	7,498	279,076
CBTX, Inc.	1,747	52,655
Centerstate Banks of Florida, Inc.	6,878	167,273
Central Pacific Financial Corp.	2,864	84,402
Chemical Financial Corp.	6,955	292,388
CIT Group, Inc.	10,294	520,362
City Holding Co.	1,614	125,004
Columbia Banking Systems, Inc.	7,144	269,400
Commerce Bancshares, Inc. (b)	9,611	584,637
Community Bank System, Inc.	5,007	330,412
Community Trust Bancorp, Inc.	1,677	70,920
ConnectOne Bancorp, Inc.	2,868	65,562
Cullen/Frost Bankers, Inc.	6,223	590,812
Customers Bancorp, Inc. (a)	2,796	57,654
CVB Financial Corp.	9,945	218,889
Eagle Bancorp, Inc.	3,101	125,001
East West Bancorp, Inc.	14,100	676,941
Enterprise Financial Services Corp.	2,261	94,238
Equity Bancshares, Inc. (a)	1,370	36,291
Financial Institutions, Inc.	1,566	48,217
First Bancorp, North Carolina	2,898	107,052
First Bancorp, Puerto Rico	21,243	228,575
First Busey Corp.	4,141	111,931
First Citizens Bancshares, Inc.	872	407,241
First Commonwealth Financial Corp.	9,576	131,862
First Financial Bancorp, Ohio	9,566	243,837
First Financial Bankshares, Inc. (b)	13,170	431,318
First Financial Corp., Indiana	1,066	46,275
First Foundation, Inc.	3,661	55,061
First Hawaiian, Inc.	8,739	233,856
First Horizon National Corp.	31,468	516,075
First Internet Bancorp	901	18,993
First Interstate Bancsystem, Inc.	3,199	128,056
First Merchants Corp.	4,856	191,375
First Midwest Bancorp, Inc., Delaware	10,266	222,054
First of Long Island Corp.	2,252	49,814
Flushing Financial Corp.	2,680	54,565
FNB Corp., Pennsylvania	31,498	379,551
Franklin Financial Network, Inc.	1,148	33,866
Fulton Financial Corp.	17,114	290,938
German American Bancorp, Inc.	2,062	65,056
Glacier Bancorp, Inc. (b)	8,228	344,835
Great Southern Bancorp, Inc.	1,186	71,113
Great Western Bancorp, Inc.	5,666	191,624
Hancock Whitney Corp.	8,292	344,284
Hanmi Financial Corp.	3,185	68,446
Heartland Financial U.S.A., Inc.	2,789	134,123
Heritage Commerce Corp.	3,692	45,670
Heritage Financial Corp., Washington	3,278	93,489
Hilltop Holdings, Inc.	7,034	159,531
Home Bancshares, Inc.	15,459	304,079
Hope Bancorp, Inc.	11,881	175,245
Horizon Bancorp, Inc. Indiana	3,442	59,960
IBERIABANK Corp.	5,410	425,064
Independent Bank Corp.	2,248	48,872
Independent Bank Corp., Massachusetts	2,744	213,373
Independent Bank Group, Inc.	3,412	193,836
International Bancshares Corp.	5,310	199,815
Investors Bancorp, Inc.	23,334	265,074
Lakeland Bancorp, Inc.	4,671	76,511
Lakeland Financial Corp. (b)	2,511	115,481
LegacyTexas Financial Group, Inc.	4,369	186,731
Live Oak Bancshares, Inc. (b)	2,409	46,903
Mercantile Bank Corp.	1,609	54,062
Midland States Bancorp, Inc.	1,948	52,830
National Bank Holdings Corp.	2,546	92,369
NBT Bancorp, Inc.	4,193	162,269
OFG Bancorp	4,287	97,015
Old Line Bancshares, Inc.	1,443	40,750
Old National Bancorp, Indiana	14,580	256,754
Old Second Bancorp, Inc.	2,540	33,376
Opus Bank	2,044	45,806
Origin Bancorp, Inc.	491	17,092
Pacific Premier Bancorp, Inc.	4,374	138,350
PacWest Bancorp	11,858	458,075
Park National Corp.	1,330	125,805
Peapack-Gladstone Financial Corp.	1,560	44,351
Peoples Bancorp, Inc.	1,740	56,393
Peoples United Financial, Inc.	36,687	602,401
Pinnacle Financial Partners, Inc.	7,112	431,983
Popular, Inc.	9,749	561,152
Preferred Bank, Los Angeles	1,331	72,127
Prosperity Bancshares, Inc. (b)	6,458	448,121
QCR Holdings, Inc.	1,314	50,274
Renasant Corp.	4,587	164,627
S&T Bancorp, Inc.	3,395	129,248
Sandy Spring Bancorp, Inc.	3,427	124,880
Seacoast Banking Corp., Florida (a)	5,039	136,255
ServisFirst Bancshares, Inc.	4,490	152,929
Signature Bank	5,191	661,645
Simmons First National Corp. Class A	8,999	231,724
South State Corp.	3,554	284,569
Southside Bancshares, Inc. (b)	3,235	111,996
Sterling Bancorp	21,830	476,986
Stock Yards Bancorp, Inc.	2,088	79,866
Synovus Financial Corp.	16,098	614,461
Texas Capital Bancshares, Inc. (a)	4,859	305,777
Tompkins Financial Corp.	1,210	99,184
TowneBank	6,287	176,916
Trico Bancshares	2,590	97,773
TriState Capital Holdings, Inc. (a)	2,163	45,423
Triumph Bancorp, Inc. (a)	2,306	71,970
Trustmark Corp.	6,533	232,183
UMB Financial Corp.	4,360	297,614
Umpqua Holdings Corp.	21,422	374,028
Union Bankshares Corp.	5,847	222,361
United Bankshares, Inc., West Virginia (b)	10,043	377,516
United Community Bank, Inc.	7,717	221,478
Univest Corp. of Pennsylvania	2,833	77,794
Valley National Bancorp (b)	32,254	359,955
Veritex Holdings, Inc.	4,402	112,647
Washington Trust Bancorp, Inc.	1,474	74,039
Webster Financial Corp.	8,970	457,470
WesBanco, Inc.	5,284	193,289
Westamerica Bancorp.	2,597	166,468
Western Alliance Bancorp.	9,457	467,554
Wintrust Financial Corp.	5,497	393,255
		27,656,851
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	5,119	439,159
Artisan Partners Asset Management, Inc.	4,919	145,553
BGC Partners, Inc. Class A	26,360	145,244
Blucora, Inc. (a)	4,639	138,892
Cohen & Steers, Inc.	2,116	110,815
Cowen Group, Inc. Class A (a)	2,633	46,235
Diamond Hill Investment Group, Inc.	305	42,990
Donnelley Financial Solutions, Inc. (a)	3,266	44,516
Eaton Vance Corp. (non-vtg.)	11,325	503,963
Evercore, Inc. Class A	3,940	340,298
FactSet Research Systems, Inc. (b)	3,696	1,024,901
Federated Investors, Inc. Class B (non-vtg.)	9,287	322,723
Gain Capital Holdings, Inc.	1,866	7,949
Greenhill & Co., Inc.	1,697	28,170
Hamilton Lane, Inc. Class A	1,709	100,318
Houlihan Lokey	3,377	155,342
Interactive Brokers Group, Inc.	7,304	374,403
INTL FCStone, Inc. (a)	1,505	61,374
Invesco Ltd.	40,026	768,099
Janus Henderson Group PLC	16,208	325,295
Lazard Ltd. Class A	12,599	487,707
Legg Mason, Inc. (b)	8,329	313,670
LPL Financial	8,421	706,269
MarketAxess Holdings, Inc.	3,654	1,231,528
Moelis & Co. Class A	4,425	161,247
Morningstar, Inc.	1,775	269,765
Oppenheimer Holdings, Inc. Class A (non-vtg.)	875	25,498
Piper Jaffray Companies	1,446	111,776
PJT Partners, Inc.	1,889	79,640
SEI Investments Co.	12,670	755,005
Stifel Financial Corp.	6,997	418,491
Virtu Financial, Inc. Class A (b)	6,142	133,159
Virtus Investment Partners, Inc.	702	75,226
Waddell & Reed Financial, Inc. Class A (b)	7,641	133,718
Westwood Holdings Group, Inc.	789	24,696
WisdomTree Investments, Inc.	11,296	70,035
		10,123,669
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)(b)	1,201	574,114
CURO Group Holdings Corp. (a)(b)	1,271	15,786
Elevate Credit, Inc. (a)	1,623	6,752
Encore Capital Group, Inc. (a)(b)	2,494	89,734
Enova International, Inc. (a)	3,320	89,474
EZCORP, Inc. (non-vtg.) Class A (a)(b)	5,079	50,028
First Cash Financial Services, Inc.	4,261	428,827
Green Dot Corp. Class A (a)	4,616	233,985
LendingClub Corp. (a)	8,274	122,290
Navient Corp.	22,354	316,309
Nelnet, Inc. Class A	2,098	131,251
OneMain Holdings, Inc.	7,263	301,051
PRA Group, Inc. (a)	4,393	136,754
Regional Management Corp. (a)	887	21,403
Santander Consumer U.S.A. Holdings, Inc.	11,153	300,127
SLM Corp.	42,407	386,328
World Acceptance Corp. (a)	656	83,135
		3,287,348
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. (b)	12,985	291,903
Cannae Holdings, Inc. (a)	6,628	191,881
Columbia Financial, Inc. (a)	4,706	71,955
FB Financial Corp.	1,623	61,690
FGL Holdings Class A	17,053	138,982
Focus Financial Partners, Inc. Class A	1,896	52,917
Jefferies Financial Group, Inc.	27,283	581,946
On Deck Capital, Inc. (a)	4,715	16,880
Pennymac Financial Services, Inc.	5,848	140,410
Victory Capital Holdings, Inc. (a)	1,408	25,161
Voya Financial, Inc.	15,113	848,897
		2,422,622
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	4,373	79,676
American Equity Investment Life Holding Co.	8,819	227,530
American Financial Group, Inc.	6,794	695,570
American National Insurance Co.	823	99,599
Amerisafe, Inc.	1,863	121,207
Argo Group International Holdings, Ltd.	3,317	227,015
Assurant, Inc.	5,051	572,581
Assured Guaranty Ltd.	10,245	447,604
Athene Holding Ltd. (a)	12,336	504,049
Axis Capital Holdings Ltd.	8,103	515,918
Brighthouse Financial, Inc. (a)	11,535	451,826
Brown & Brown, Inc.	22,645	813,635
CNO Financial Group, Inc.	16,031	271,084
eHealth, Inc. (a)	1,783	184,986
Employers Holdings, Inc.	3,177	139,470
Enstar Group Ltd. (a)	1,466	259,702
Erie Indemnity Co. Class A	1,933	430,614
FBL Financial Group, Inc. Class A	937	58,750
First American Financial Corp.	10,846	627,116
Genworth Financial, Inc. Class A	48,773	194,604
Goosehead Insurance	904	40,689
Greenlight Capital Re, Ltd. (a)	2,562	21,393
Hanover Insurance Group, Inc.	4,096	531,292
HCI Group, Inc.	697	27,943
Health Insurance Innovations, Inc. (a)(b)	1,176	25,860
Heritage Insurance Holdings, Inc.	2,229	29,958
Horace Mann Educators Corp.	3,978	172,804
James River Group Holdings Ltd.	2,898	138,611
Kemper Corp.	5,918	520,902
Kinsale Capital Group, Inc.	1,883	169,206
Maiden Holdings Ltd.	6,666	3,300
MBIA, Inc. (a)	8,788	81,992
Mercury General Corp.	2,626	148,920
National General Holdings Corp.	6,192	153,128
National Western Life Group, Inc.	212	57,028
Old Republic International Corp.	27,511	627,526
Primerica, Inc.	4,176	512,353
ProAssurance Corp.	5,214	203,815
RenaissanceRe Holdings Ltd.	3,914	709,021
RLI Corp. (b)	3,796	342,133
Safety Insurance Group, Inc.	1,395	137,631
Selective Insurance Group, Inc.	5,728	430,746
Stewart Information Services Corp.	2,290	86,631
Third Point Reinsurance Ltd. (a)	7,116	71,729
Trupanion, Inc. (a)(b)	2,527	81,268
United Fire Group, Inc.	2,070	108,199
United Insurance Holdings Corp.	2,073	23,487
Universal Insurance Holdings, Inc.	3,127	77,581
Unum Group	21,282	679,960
W.R. Berkley Corp.	14,008	972,015
White Mountains Insurance Group Ltd.	309	332,484
		14,442,141
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	2,846	46,561
Anworth Mortgage Asset Corp.	9,768	37,607
Apollo Commercial Real Estate Finance, Inc.	10,810	203,444
Arbor Realty Trust, Inc. (b)	6,434	78,430
Ares Commercial Real Estate Corp.	2,592	39,321
Arlington Asset Investment Corp. (b)	3,053	20,089
Armour Residential REIT, Inc.	4,781	85,436
Blackstone Mortgage Trust, Inc.	11,711	415,975
Capstead Mortgage Corp.	8,976	75,668
Cherry Hill Mortgage Investment Corp.	1,394	21,593
Chimera Investment Corp.	18,006	347,156
Dynex Capital, Inc.	1,913	31,182
Exantas Capital Corp.	3,195	35,752
Granite Point Mortgage Trust, Inc.	4,184	79,914
Invesco Mortgage Capital, Inc.	10,856	178,907
KKR Real Estate Finance Trust, Inc.	2,571	51,497
Ladder Capital Corp. Class A	8,501	143,072
MFA Financial, Inc.	43,414	311,713
New Residential Investment Corp.	35,461	556,383
New York Mortgage Trust, Inc.	16,350	99,899
Orchid Island Capital, Inc.	4,767	29,508
PennyMac Mortgage Investment Trust	5,945	130,968
Redwood Trust, Inc.	8,968	151,739
Starwood Property Trust, Inc.	26,651	619,103
TPG RE Finance Trust, Inc.	3,926	77,539
Two Harbors Investment Corp.	24,037	323,538
Western Asset Mortgage Capital Corp.	4,668	47,427
		4,239,421
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	667	32,843
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	5,319	155,900
Capitol Federal Financial, Inc.	13,705	187,210
Dime Community Bancshares, Inc.	3,109	62,740
Essent Group Ltd.	9,545	440,597
Farmer Mac Class C (non-vtg.)	888	68,616
First Defiance Financial Corp.	1,950	56,004
Flagstar Bancorp, Inc.	2,842	97,992
HomeStreet, Inc. (a)	2,637	76,526
Kearny Financial Corp.	9,385	125,290
LendingTree, Inc. (a)(b)	726	234,164
Meridian Bancorp, Inc. Maryland	5,245	96,193
Meta Financial Group, Inc.	2,700	83,349
MGIC Investment Corp.	35,181	452,076
New York Community Bancorp, Inc. (b)	47,603	548,863
NMI Holdings, Inc. (a)	6,493	161,546
Northfield Bancorp, Inc.	4,605	72,068
Northwest Bancshares, Inc.	9,982	171,191
OceanFirst Financial Corp.	4,352	106,189
Ocwen Financial Corp. (a)	10,258	19,490
Oritani Financial Corp.	3,826	69,251
Provident Financial Services, Inc.	5,979	144,572
Radian Group, Inc.	20,742	472,918
TFS Financial Corp.	5,161	92,692
Trustco Bank Corp., New York	9,557	77,412
United Financial Bancorp, Inc. New	4,955	71,055
Walker & Dunlop, Inc.	2,790	162,769
Washington Federal, Inc.	7,924	289,860
WMI Holdings Corp. (a)	2,537	19,307
WSFS Financial Corp.	3,036	128,635
		4,744,475

TOTAL FINANCIALS		66,949,370

HEALTH CARE - 11.8%
Biotechnology - 4.3%
Abeona Therapeutics, Inc. (a)	3,003	7,778
ACADIA Pharmaceuticals, Inc. (a)(b)	10,940	268,905
Acceleron Pharma, Inc. (a)	4,225	184,464
Achillion Pharmaceuticals, Inc. (a)	13,500	59,535
Acorda Therapeutics, Inc. (a)	3,806	26,376
Adamas Pharmaceuticals, Inc. (a)(b)	1,874	11,731
Aduro Biotech, Inc. (a)	4,484	5,919
Adverum Biotechnologies, Inc. (a)	5,187	69,558
Aeglea BioTherapeutics, Inc. (a)	1,585	14,202
Agenus, Inc. (a)	9,137	22,020
Agios Pharmaceuticals, Inc. (a)(b)	4,942	237,760
Aimmune Therapeutics, Inc. (a)	3,609	69,473
Akebia Therapeutics, Inc. (a)(b)	10,061	42,156
Alder Biopharmaceuticals, Inc. (a)	5,765	58,342
Aldeyra Therapeutics, Inc. (a)	2,090	11,453
Alkermes PLC (a)	15,034	348,187
Allakos, Inc. (a)(b)	742	25,799
Allogene Therapeutics, Inc. (b)	1,898	58,838
Alnylam Pharmaceuticals, Inc. (a)(b)	8,735	677,749
AMAG Pharmaceuticals, Inc. (a)(b)	3,251	26,853
Amicus Therapeutics, Inc. (a)(b)	18,470	229,028
AnaptysBio, Inc. (a)	2,222	119,344
Anika Therapeutics, Inc. (a)	1,380	76,024
Apellis Pharmaceuticals, Inc. (a)	3,298	92,113
Arcus Biosciences, Inc. (a)(b)	900	7,119
Arena Pharmaceuticals, Inc. (a)	4,814	301,742
ArQule, Inc. (a)	9,513	95,986
Arrowhead Pharmaceuticals, Inc. (a)(b)	8,568	248,986
Assembly Biosciences, Inc. (a)	1,929	24,113
Atara Biotherapeutics, Inc. (a)	4,369	62,346
Audentes Therapeutics, Inc. (a)	3,336	129,837
Avid Bioservices, Inc. (a)	5,063	32,808
Bellicum Pharmaceuticals, Inc. (a)	4,117	5,928
BioCryst Pharmaceuticals, Inc. (a)	10,536	33,399
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,399	146,293
Biospecifics Technologies Corp. (a)	505	29,341
bluebird bio, Inc. (a)(b)	5,318	697,881
Blueprint Medicines Corp. (a)	4,275	428,141
Calithera Biosciences, Inc. (a)	3,231	13,699
Cara Therapeutics, Inc. (a)(b)	3,261	78,068
CareDx, Inc. (a)	3,607	118,201
CASI Pharmaceuticals, Inc. (a)(b)	4,637	14,467
Catalyst Biosciences, Inc. (a)	1,077	8,821
Catalyst Pharmaceutical Partners, Inc. (a)(b)	9,349	46,652
Cellular Biomedicine Group, Inc. (a)(b)	1,010	13,928
ChemoCentryx, Inc. (a)	2,219	17,708
Clovis Oncology, Inc. (a)	5,050	53,278
Coherus BioSciences, Inc. (a)(b)	5,638	94,831
Concert Pharmaceuticals, Inc. (a)	1,652	16,619
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,535	27,210
Crinetics Pharmaceuticals, Inc. (a)(b)	605	12,269
Cytokinetics, Inc. (a)	5,330	64,973
CytomX Therapeutics, Inc. (a)	4,429	45,663
Deciphera Pharmaceuticals, Inc. (a)	1,432	31,647
Denali Therapeutics, Inc. (a)(b)	6,504	138,860
Dicerna Pharmaceuticals, Inc. (a)	4,613	62,875
Dynavax Technologies Corp. (a)(b)	5,448	15,036
Eagle Pharmaceuticals, Inc. (a)	1,083	59,413
Editas Medicine, Inc. (a)(b)	4,172	105,343
Eiger Biopharmaceuticals, Inc. (a)	1,508	16,694
Emergent BioSolutions, Inc. (a)	4,373	193,024
Enanta Pharmaceuticals, Inc. (a)	1,533	115,006
Epizyme, Inc. (a)(b)	6,120	81,151
Esperion Therapeutics, Inc. (a)	2,411	95,693
Exelixis, Inc. (a)	29,074	618,404
Fate Therapeutics, Inc. (a)	5,830	128,552
FibroGen, Inc. (a)	7,358	347,739
Five Prime Therapeutics, Inc. (a)	3,458	17,670
Flexion Therapeutics, Inc. (a)(b)	3,157	31,696
Galectin Therapeutics, Inc. (a)(b)	3,116	11,529
Genomic Health, Inc. (a)	2,032	148,275
Geron Corp. (a)(b)	17,369	20,843
Global Blood Therapeutics, Inc. (a)(b)	5,407	296,304
GlycoMimetics, Inc. (a)	3,145	29,028
Halozyme Therapeutics, Inc. (a)	12,138	206,225
Heron Therapeutics, Inc. (a)(b)	6,626	115,557
Homology Medicines, Inc. (a)	873	15,522
ImmunoGen, Inc. (a)	14,091	31,705
Immunomedics, Inc. (a)(b)	16,645	245,514
Inovio Pharmaceuticals, Inc. (a)(b)	8,589	23,706
Insmed, Inc. (a)(b)	7,542	165,547
Intellia Therapeutics, Inc. (a)(b)	2,943	53,268
Intercept Pharmaceuticals, Inc. (a)(b)	2,140	134,499
Intrexon Corp. (a)(b)	6,966	55,658
Invitae Corp. (a)	6,371	171,316
Ionis Pharmaceuticals, Inc. (a)(b)	13,369	880,482
Iovance Biotherapeutics, Inc. (a)(b)	11,984	294,687
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	13,641	145,004
Kadmon Holdings, Inc. (a)(b)	10,585	27,733
Karyopharm Therapeutics, Inc. (a)(b)	4,805	42,332
Kindred Biosciences, Inc. (a)	2,932	19,996
Kiniksa Pharmaceuticals Ltd. (a)	896	10,573
Kura Oncology, Inc. (a)	2,939	56,194
La Jolla Pharmaceutical Co. (a)(b)	1,951	16,310
Lexicon Pharmaceuticals, Inc. (a)(b)	4,614	6,229
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,072	189,609
Macrogenics, Inc. (a)	3,700	53,243
Madrigal Pharmaceuticals, Inc. (a)(b)	817	71,316
MannKind Corp. (a)(b)	16,381	18,347
Minerva Neurosciences, Inc. (a)	3,054	20,279
Mirati Therapeutics, Inc. (a)	3,166	334,963
Momenta Pharmaceuticals, Inc. (a)	9,411	106,344
Myriad Genetics, Inc. (a)	7,279	212,110
Natera, Inc. (a)	3,662	100,998
Neurocrine Biosciences, Inc. (a)	8,807	848,907
Novavax, Inc. (a)(b)	1,782	7,680
Opko Health, Inc. (a)(b)	34,725	73,270
PDL BioPharma, Inc. (a)	13,792	39,721
Polarityte, Inc. (a)(b)	1,560	7,426
Portola Pharmaceuticals, Inc. (a)(b)	6,478	172,833
Principia Biopharma, Inc.	853	31,680
Progenics Pharmaceuticals, Inc. (a)	8,281	44,552
Prothena Corp. PLC (a)	3,848	36,017
PTC Therapeutics, Inc. (a)(b)	4,578	220,522
Puma Biotechnology, Inc. (a)	2,934	28,313
Ra Pharmaceuticals, Inc. (a)	2,596	88,368
Radius Health, Inc. (a)	4,084	87,643
REGENXBIO, Inc. (a)	2,944	130,743
Repligen Corp. (a)	3,799	358,588
Retrophin, Inc. (a)	3,954	78,250
Rigel Pharmaceuticals, Inc. (a)	14,835	33,824
Rocket Pharmaceuticals, Inc. (a)	2,477	30,170
Sage Therapeutics, Inc. (a)(b)	4,560	731,150
Sangamo Therapeutics, Inc. (a)(b)	9,895	118,839
Savara, Inc. (a)	2,330	5,918
Scholar Rock Holding Corp. (a)(b)	527	6,477
Seattle Genetics, Inc. (a)(b)	10,426	789,352
Solid Biosciences, Inc. (a)(b)	1,412	8,091
Sorrento Therapeutics, Inc. (a)(b)	9,229	24,826
Spark Therapeutics, Inc. (a)	3,147	314,763
Spectrum Pharmaceuticals, Inc. (a)(b)	10,010	75,876
Stemline Therapeutics, Inc. (a)	3,620	48,037
Syndax Pharmaceuticals, Inc. (a)	1,898	18,221
T2 Biosystems, Inc. (a)(b)	3,179	1,876
TG Therapeutics, Inc. (a)	6,615	49,546
The Medicines Company (a)(b)	6,410	229,734
Tocagen, Inc. (a)	1,902	10,119
Trevena, Inc. (a)(b)	6,229	5,918
Twist Bioscience Corp.	2,117	71,385
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,640	279,606
United Therapeutics Corp. (a)	4,238	335,819
Vanda Pharmaceuticals, Inc. (a)	5,152	64,142
Veracyte, Inc. (a)	2,955	83,833
Verastem, Inc. (a)(b)	6,754	10,131
Vericel Corp. (a)	4,249	81,241
Viking Therapeutics, Inc. (a)(b)	5,007	38,504
Voyager Therapeutics, Inc. (a)	2,120	46,661
Xencor, Inc. (a)(b)	4,655	204,913
XOMA Corp. (a)	628	11,467
Y-mAbs Therapeutics, Inc.	586	13,109
Zafgen, Inc. (a)	2,869	2,611
ZIOPHARM Oncology, Inc. (a)(b)	12,676	87,971
		18,092,605
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	8,456	35,008
Angiodynamics, Inc. (a)	3,558	72,512
Antares Pharma, Inc. (a)	13,740	43,831
Atricure, Inc. (a)	3,414	109,521
Atrion Corp.	141	108,500
Avanos Medical, Inc. (a)	4,627	188,411
AxoGen, Inc. (a)	3,216	57,824
Axonics Modulation Technologies, Inc. (a)	812	29,800
BioLife Solutions, Inc. (a)(b)	1,094	20,863
Cantel Medical Corp.	3,528	325,564
Cardiovascular Systems, Inc. (a)	3,353	153,668
Cerus Corp. (a)	13,284	77,711
CONMED Corp.	2,518	219,947
Cryolife, Inc. (a)	3,294	94,933
CryoPort, Inc. (a)(b)	2,800	57,316
Cutera, Inc. (a)	1,333	34,071
CytoSorbents Corp. (a)(b)	2,535	17,796
Endologix, Inc. (a)(b)	985	6,797
Genmark Diagnostics, Inc. (a)	5,420	33,929
Glaukos Corp. (a)(b)	3,264	266,604
Globus Medical, Inc. (a)	7,366	335,742
Haemonetics Corp. (a)	5,020	612,842
Heska Corp. (a)	670	53,694
Hill-Rom Holdings, Inc.	6,513	694,546
ICU Medical, Inc. (a)(b)	1,611	409,903
Inogen, Inc. (a)(b)	1,712	105,288
Inspire Medical Systems, Inc. (a)	1,177	79,601
Insulet Corp. (a)(b)	5,739	705,553
Integer Holdings Corp. (a)	2,899	253,749
Integra LifeSciences Holdings Corp. (a)	6,863	435,046
IntriCon Corp. (a)(b)	704	12,658
Invacare Corp.	3,209	17,168
iRhythm Technologies, Inc. (a)(b)	2,146	178,418
Lantheus Holdings, Inc. (a)	3,748	84,780
LeMaitre Vascular, Inc.	1,524	50,429
LivaNova PLC (a)	4,718	363,522
Masimo Corp. (a)	4,740	748,209
Meridian Bioscience, Inc.	4,002	47,824
Merit Medical Systems, Inc. (a)	5,346	210,953
Mesa Laboratories, Inc.	349	87,836
Natus Medical, Inc. (a)	3,241	100,698
Neogen Corp. (a)	5,047	360,356
Nevro Corp. (a)	2,934	196,167
NuVasive, Inc. (a)	4,995	332,667
Nuvectra Corp. (a)(b)	1,471	3,119
OraSure Technologies, Inc. (a)	5,986	49,983
Orthofix International NV (a)	1,847	98,722
OrthoPediatrics Corp. (a)	741	26,165
Penumbra, Inc. (a)(b)	3,016	505,482
Quanterix Corp. (a)	884	27,386
Quidel Corp. (a)	3,415	201,587
Seaspine Holdings Corp. (a)	1,251	15,900
Senseonics Holdings, Inc. (a)(b)	8,411	9,336
SI-BONE, Inc.	763	13,719
Sientra, Inc. (a)	2,205	13,451
Staar Surgical Co. (a)(b)	2,757	80,808
SurModics, Inc. (a)	1,316	54,877
Tactile Systems Technology, Inc. (a)	1,634	94,347
Tandem Diabetes Care, Inc. (a)	5,584	354,193
TransEnterix, Inc. (a)(b)	17,937	24,574
Varex Imaging Corp. (a)	3,704	117,750
ViewRay, Inc. (a)(b)	5,623	50,382
West Pharmaceutical Services, Inc.	7,187	986,559
Wright Medical Group NV (a)(b)	11,333	327,070
		11,487,665
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)(b)	8,576	273,917
Addus HomeCare Corp. (a)	981	79,059
Amedisys, Inc. (a)	2,816	388,298
American Renal Associates Holdings, Inc. (a)	1,643	12,651
AMN Healthcare Services, Inc. (a)	4,552	242,986
Apollo Medical Holdings, Inc. (a)	2,158	33,017
BioScrip, Inc. (a)	12,226	34,600
BioTelemetry, Inc. (a)	3,250	152,588
Brookdale Senior Living, Inc. (a)	18,151	141,396
Capital Senior Living Corp. (a)	2,742	14,642
Chemed Corp.	1,551	628,760
Community Health Systems, Inc. (a)(b)	11,069	22,691
Corvel Corp. (a)	896	76,339
Covetrus, Inc. (a)(b)	9,302	220,178
Cross Country Healthcare, Inc. (a)	3,583	34,003
DaVita HealthCare Partners, Inc. (a)	12,259	733,701
Diplomat Pharmacy, Inc. (a)	5,494	28,953
Encompass Health Corp.	9,583	611,779
G1 Therapeutics, Inc. (a)(b)	2,475	61,405
HealthEquity, Inc. (a)(b)	5,272	432,199
LHC Group, Inc. (a)	2,837	359,107
Magellan Health Services, Inc. (a)	2,367	166,495
MEDNAX, Inc. (a)	8,708	213,956
Molina Healthcare, Inc. (a)	6,062	804,912
National Healthcare Corp.	918	80,417
Neuronetics, Inc. (a)	607	7,229
OptiNose, Inc. (a)(b)	1,275	6,847
Owens & Minor, Inc.	5,796	15,707
Patterson Companies, Inc. (b)	8,061	159,608
PetIQ, Inc. Class A (a)(b)	1,614	55,263
Premier, Inc. (a)(b)	5,198	201,423
Providence Service Corp.	1,078	60,088
R1 RCM, Inc. (a)	9,607	120,856
RadNet, Inc. (a)	4,033	59,406
Select Medical Holdings Corp. (a)	10,491	175,619
Surgery Partners, Inc. (a)(b)	1,763	13,452
Tenet Healthcare Corp. (a)	8,074	190,304
The Ensign Group, Inc.	4,786	288,404
Tivity Health, Inc. (a)	4,015	70,062
Triple-S Management Corp.	2,248	53,907
U.S. Physical Therapy, Inc.	1,227	158,381
		7,484,605
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	17,078	175,903
Castlight Health, Inc. Class B (a)	7,416	11,940
Computer Programs & Systems, Inc.	1,191	30,740
Evolent Health, Inc. (a)	6,981	47,610
HealthStream, Inc. (a)	2,466	69,640
HMS Holdings Corp. (a)	8,159	284,749
Inovalon Holdings, Inc. Class A (a)(b)	6,931	103,965
Medidata Solutions, Inc. (a)	5,940	542,738
Nextgen Healthcare, Inc. (a)	4,667	76,352
Omnicell, Inc. (a)	3,859	290,235
Tabula Rasa HealthCare, Inc. (a)(b)	1,662	100,169
Teladoc Health, Inc. (a)(b)	6,818	465,260
Vocera Communications, Inc. (a)	2,978	76,445
		2,275,746
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	2,489	46,495
Bio-Rad Laboratories, Inc. Class A (a)	1,954	615,315
Bio-Techne Corp. (b)	3,670	771,251
Bruker Corp.	9,751	466,585
Cambrex Corp. (a)	3,254	142,525
Charles River Laboratories International, Inc. (a)	4,674	628,840
Codexis, Inc. (a)	4,700	86,339
Fluidigm Corp. (a)	4,634	54,450
Luminex Corp.	4,035	87,681
Medpace Holdings, Inc. (a)	2,529	199,184
Nanostring Technologies, Inc. (a)	2,542	83,530
NeoGenomics, Inc. (a)	9,077	221,206
Pacific Biosciences of California, Inc. (a)	13,385	72,279
PRA Health Sciences, Inc. (a)	5,675	566,989
Syneos Health, Inc. (a)	5,921	302,504
		4,345,173
Pharmaceuticals - 1.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	6,377	16,644
Aclaris Therapeutics, Inc. (a)	3,323	4,253
Adamis Pharmaceuticals Corp. (a)(b)	3,645	4,192
Aerie Pharmaceuticals, Inc. (a)	3,822	82,823
Akcea Therapeutics, Inc. (a)(b)	1,527	33,029
Akorn, Inc. (a)	9,042	33,636
Amneal Pharmaceuticals, Inc. (a)	7,479	27,373
Amphastar Pharmaceuticals, Inc. (a)	3,420	68,913
ANI Pharmaceuticals, Inc. (a)	820	69,364
Arvinas Holding Co. LLC (a)	738	19,690
Assertio Therapeutics, Inc. (a)	6,236	21,389
Athenex, Inc. (a)(b)	4,039	72,702
Biodelivery Sciences International, Inc. (a)	5,769	21,403
Catalent, Inc. (a)	14,122	797,752
Collegium Pharmaceutical, Inc. (a)	2,832	31,067
Corcept Therapeutics, Inc. (a)	10,178	114,604
Cyclerion Therapeutics, Inc. (a)	1,366	12,690
CymaBay Therapeutics, Inc. (a)	5,619	34,725
Dermira, Inc. (a)	3,324	29,284
Dova Pharmaceuticals, Inc. (a)(b)	1,295	20,707
Endo International PLC (a)	19,050	60,389
Evolus, Inc. (a)(b)	894	15,869
Horizon Pharma PLC (a)	16,303	405,782
Innoviva, Inc. (a)	6,580	78,170
Intersect ENT, Inc. (a)	3,004	59,389
Intra-Cellular Therapies, Inc. (a)(b)	4,512	37,675
Jazz Pharmaceuticals PLC (a)	5,862	817,046
Kala Pharmaceuticals, Inc. (a)	2,009	11,813
Lannett Co., Inc. (a)(b)	3,194	22,582
Mallinckrodt PLC (a)	8,075	54,991
Marinus Pharmaceuticals, Inc. (a)(b)	4,548	5,003
MyoKardia, Inc. (a)	3,234	176,027
Nektar Therapeutics (a)(b)	16,837	479,181
Neos Therapeutics, Inc. (a)(b)	3,492	4,400
Ocular Therapeutix, Inc. (a)(b)	3,412	15,866
Omeros Corp. (a)(b)	4,496	69,733
Pacira Biosciences, Inc. (a)	3,974	174,419
Paratek Pharmaceuticals, Inc. (a)(b)	2,731	8,821
Perrigo Co. PLC	12,140	655,681
Phibro Animal Health Corp. Class A	1,987	61,855
Prestige Brands Holdings, Inc. (a)	5,016	173,554
Reata Pharmaceuticals, Inc. (a)(b)	1,515	137,335
Revance Therapeutics, Inc. (a)	3,218	40,482
Rhythm Pharmaceuticals, Inc. (a)	2,052	39,501
SIGA Technologies, Inc. (a)	4,140	23,184
Supernus Pharmaceuticals, Inc. (a)	5,094	169,987
TherapeuticsMD, Inc. (a)(b)	19,766	42,497
Theravance Biopharma, Inc. (a)(b)	4,078	85,026
Tricida, Inc. (a)	1,564	49,360
WAVE Life Sciences (a)	1,496	32,029
Xeris Pharmaceuticals, Inc. (a)	628	7,348
Zogenix, Inc. (a)(b)	4,087	196,871
Zynerba Pharmaceuticals, Inc. (a)(b)	1,445	15,303
		5,743,409

TOTAL HEALTH CARE		49,429,203

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.8%
AAR Corp.	3,144	131,608
Aerojet Rocketdyne Holdings, Inc. (a)	7,025	300,108
AeroVironment, Inc. (a)	2,058	112,881
Arconic, Inc.	41,779	1,046,146
Astronics Corp. (a)	2,410	88,784
Axon Enterprise, Inc. (a)	5,685	399,201
BWX Technologies, Inc. (b)	9,546	514,625
Cubic Corp. (b)	2,778	183,904
Curtiss-Wright Corp.	4,250	539,368
Ducommun, Inc. (a)	992	41,813
HEICO Corp.	4,025	550,419
HEICO Corp. Class A	6,906	727,823
Hexcel Corp.	8,345	682,287
Kratos Defense & Security Solutions, Inc. (a)(b)	8,507	209,698
Mercury Systems, Inc. (a)	4,723	385,019
Moog, Inc. Class A	3,170	258,228
National Presto Industries, Inc.	476	43,778
Teledyne Technologies, Inc. (a)	3,501	1,019,771
Triumph Group, Inc.	4,824	116,886
Vectrus, Inc. (a)	1,080	43,675
Wesco Aircraft Holdings, Inc. (a)	6,214	65,433
		7,461,455
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	5,777	134,662
Atlas Air Worldwide Holdings, Inc. (a)	2,477	113,075
Echo Global Logistics, Inc. (a)	2,800	58,968
Forward Air Corp.	2,827	178,101
Hub Group, Inc. Class A (a)	3,269	148,249
XPO Logistics, Inc. (a)(b)	12,328	831,893
		1,464,948
Airlines - 0.5%
Alaska Air Group, Inc.	11,977	758,863
Allegiant Travel Co.	1,239	185,664
Hawaiian Holdings, Inc.	4,829	125,506
JetBlue Airways Corp. (a)	29,591	569,035
Mesa Air Group, Inc.	1,031	10,557
SkyWest, Inc.	5,046	306,343
Spirit Airlines, Inc. (a)	6,640	281,735
		2,237,703
Building Products - 1.8%
A.O. Smith Corp.	13,994	636,027
AAON, Inc.	3,978	202,082
Advanced Drain Systems, Inc. Del	3,972	130,798
Allegion PLC	9,232	955,881
American Woodmark Corp. (a)	1,493	126,681
Apogee Enterprises, Inc.	2,738	111,053
Armstrong World Industries, Inc.	4,821	471,060
Builders FirstSource, Inc. (a)(b)	11,160	191,729
Continental Building Products, Inc. (a)	3,604	88,586
COVIA Corp. (a)	2,562	4,458
CSW Industrials, Inc.	1,483	104,715
Fortune Brands Home & Security, Inc.	13,743	755,040
GCP Applied Technologies, Inc. (a)	7,031	154,893
Gibraltar Industries, Inc. (a)	3,097	128,340
GMS, Inc. (a)	3,180	71,582
Griffon Corp.	3,330	54,446
Insteel Industries, Inc.	1,748	34,103
Jeld-Wen Holding, Inc. (a)	6,590	144,387
Lennox International, Inc. (b)	3,523	903,579
Masonite International Corp. (a)	2,563	136,608
NCI Building Systems, Inc. (a)	3,948	22,977
Owens Corning	10,628	616,424
Patrick Industries, Inc. (a)	2,223	101,969
PGT, Inc. (a)	5,623	90,643
Quanex Building Products Corp.	3,388	63,085
Resideo Technologies, Inc. (a)	11,910	224,623
Simpson Manufacturing Co. Ltd.	4,016	248,028
Trex Co., Inc. (a)(b)	5,716	467,283
Universal Forest Products, Inc.	5,995	242,378
		7,483,458
Commercial Services & Supplies - 1.6%
ABM Industries, Inc. (b)	6,405	269,586
ACCO Brands Corp.	9,820	96,040
ADS Waste Holdings, Inc. (a)	6,929	224,292
Brady Corp. Class A	4,786	247,580
BrightView Holdings, Inc. (a)	2,079	41,081
Casella Waste Systems, Inc. Class A (a)	3,794	165,418
Clean Harbors, Inc. (a)	4,953	385,393
Covanta Holding Corp.	11,263	193,949
Deluxe Corp.	4,516	201,504
Ennis, Inc.	2,638	53,631
Evoqua Water Technologies Corp. (a)	5,638	80,172
Healthcare Services Group, Inc.	7,185	171,793
Heritage-Crystal Clean, Inc. (a)	1,299	36,437
Herman Miller, Inc.	5,773	261,748
HNI Corp.	4,259	145,828
Interface, Inc.	5,808	80,499
KAR Auction Services, Inc.	13,066	349,385
Kimball International, Inc. Class B	3,635	63,031
Knoll, Inc.	4,832	117,176
LSC Communications, Inc.	3,105	3,105
Matthews International Corp. Class A	3,109	106,172
McGrath RentCorp.	2,355	160,399
Mobile Mini, Inc.	4,318	146,639
MSA Safety, Inc.	3,398	357,979
Pitney Bowes, Inc.	17,970	72,779
Quad/Graphics, Inc.	2,860	32,347
R.R. Donnelley & Sons Co.	6,592	13,316
Rollins, Inc.	14,297	479,378
SP Plus Corp. (a)	2,195	75,793
Steelcase, Inc. Class A	8,412	142,247
Stericycle, Inc. (a)(b)	8,278	380,457
Team, Inc. (a)	2,874	47,593
Tetra Tech, Inc.	5,386	426,571
The Brink's Co.	4,909	442,595
U.S. Ecology, Inc.	2,125	135,214
UniFirst Corp.	1,499	295,108
Viad Corp.	1,942	134,270
		6,636,505
Construction & Engineering - 1.1%
AECOM (a)(b)	15,178	545,649
Aegion Corp. (a)	3,085	58,152
Ameresco, Inc. Class A (a)(b)	1,755	25,009
Arcosa, Inc.	4,755	178,313
Argan, Inc.	1,437	59,133
Comfort Systems U.S.A., Inc.	3,617	151,914
Dycom Industries, Inc. (a)	3,047	168,073
EMCOR Group, Inc.	5,590	471,740
Fluor Corp.	13,680	444,737
Granite Construction, Inc.	4,583	162,697
Great Lakes Dredge & Dock Corp. (a)	6,175	66,258
HC2 Holdings, Inc. (a)(b)	3,627	7,871
Jacobs Engineering Group, Inc.	11,604	957,446
Keane Group, Inc. (a)	3,986	25,072
MasTec, Inc. (a)(b)	6,195	317,927
MYR Group, Inc. (a)	1,611	58,189
NV5 Holdings, Inc. (a)	904	71,841
Orion Group Holdings, Inc. (a)	2,990	12,169
Primoris Services Corp.	4,091	85,747
Quanta Services, Inc.	14,184	530,765
Sterling Construction Co., Inc. (a)	2,476	31,000
Tutor Perini Corp. (a)	3,901	50,947
Valmont Industries, Inc.	2,142	294,739
Williams Scotsman Corp. (a)	3,491	55,577
		4,830,965
Electrical Equipment - 0.9%
Acuity Brands, Inc.	3,902	523,726
Allied Motion Technologies, Inc.	737	29,215
AZZ, Inc.	2,533	117,987
Encore Wire Corp.	2,039	111,982
Energous Corp. (a)(b)	1,646	6,732
EnerSys	4,103	279,455
Generac Holdings, Inc. (a)	6,027	435,752
GrafTech International Ltd.	5,892	67,463
Hubbell, Inc. Class B	5,319	690,832
Plug Power, Inc. (a)(b)	22,600	49,946
Regal Beloit Corp.	4,199	334,324
Sensata Technologies, Inc. PLC (a)	15,937	755,892
Sunrun, Inc. (a)	7,255	138,208
Thermon Group Holdings, Inc. (a)	3,201	81,113
TPI Composites, Inc. (a)	1,757	44,926
Vicor Corp. (a)	1,586	46,882
Vivint Solar, Inc. (a)(b)	4,064	33,528
		3,747,963
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc. (b)	5,782	833,822
ITT, Inc.	8,516	531,569
Raven Industries, Inc.	3,487	126,369
		1,491,760
Machinery - 4.4%
Actuant Corp. Class A (b)	5,975	136,828
AGCO Corp.	6,388	491,876
Alamo Group, Inc.	942	92,212
Albany International Corp. Class A	2,832	243,524
Allison Transmission Holdings, Inc.	11,555	530,952
Altra Industrial Motion Corp.	6,282	180,482
Apergy Corp. (a)	7,550	245,602
Astec Industries, Inc.	2,231	72,931
Barnes Group, Inc.	4,595	239,124
Blue Bird Corp. (a)	1,329	27,537
Briggs & Stratton Corp.	4,056	38,654
Cactus, Inc. (a)	3,716	109,139
Chart Industries, Inc. (a)	3,041	229,687
CIRCOR International, Inc. (a)	1,903	72,314
Colfax Corp. (a)(b)	9,255	256,178
Columbus McKinnon Corp. (NY Shares)	2,007	77,149
Commercial Vehicle Group, Inc. (a)	2,600	21,112
Crane Co.	4,898	409,963
Donaldson Co., Inc.	12,395	619,130
Douglas Dynamics, Inc.	2,186	89,845
Energy Recovery, Inc. (a)(b)	3,013	33,083
EnPro Industries, Inc.	2,009	142,719
ESCO Technologies, Inc.	2,525	210,989
Federal Signal Corp.	5,845	182,072
Flowserve Corp.	12,721	636,432
Franklin Electric Co., Inc.	3,777	176,990
Gardner Denver Holdings, Inc. (a)	12,356	407,377
Gates Industrial Corp. PLC (a)	4,503	49,443
Gorman-Rupp Co.	1,841	61,158
Graco, Inc.	16,144	776,204
Greenbrier Companies, Inc. (b)	3,124	90,315
Harsco Corp. (a)	7,765	182,167
Hillenbrand, Inc.	6,076	204,700
Hyster-Yale Materials Handling Class A	915	56,584
John Bean Technologies Corp.	3,074	364,761
Kadant, Inc.	1,075	100,470
Kennametal, Inc.	8,015	277,159
Lincoln Electric Holdings, Inc. (b)	6,253	528,504
Lindsay Corp.	1,045	95,325
Lydall, Inc. (a)	1,667	39,341
Manitowoc Co., Inc. (a)	3,406	61,138
Meritor, Inc. (a)	8,304	205,358
Middleby Corp. (a)(b)	5,420	728,340
Milacron Holdings Corp. (a)	6,835	115,101
Mueller Industries, Inc.	5,600	169,064
Mueller Water Products, Inc. Class A	15,307	155,672
Navistar International Corp. New (a)	6,353	198,468
NN, Inc.	4,070	33,415
Nordson Corp.	5,074	718,783
Oshkosh Corp.	6,983	583,569
Pentair PLC	15,494	601,322
ProPetro Holding Corp. (a)	7,238	131,225
Proto Labs, Inc. (a)	2,639	274,720
RBC Bearings, Inc. (a)	2,409	391,920
Rexnord Corp. (a)	10,175	298,026
Spartan Motors, Inc.	3,000	36,060
SPX Corp. (a)	4,199	146,545
SPX Flow, Inc. (a)(b)	4,151	168,365
Standex International Corp.	1,246	87,681
Sun Hydraulics Corp.	2,808	131,864
Tennant Co.	1,753	133,421
Terex Corp.	6,325	192,596
Timken Co.	6,722	307,263
Titan International, Inc.	4,859	18,367
Toro Co. (b)	10,195	742,400
TriMas Corp. (a)	4,380	131,356
Trinity Industries, Inc.	14,156	277,458
Wabash National Corp.	5,513	87,271
WABCO Holdings, Inc. (a)	5,051	668,803
Wabtec Corp.	8,345	648,240
Watts Water Technologies, Inc. Class A	2,691	249,806
Welbilt, Inc. (a)	12,633	207,434
Woodward, Inc.	5,399	604,904
		18,305,987
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	6,951	32,183
Genco Shipping & Trading Ltd. (a)	1,409	13,555
Kirby Corp. (a)	5,236	410,293
Matson, Inc.	4,133	169,081
		625,112
Professional Services - 1.1%
Asgn, Inc. (a)	5,106	321,933
Barrett Business Services, Inc.	734	64,225
BG Staffing, Inc.	818	13,595
CBIZ, Inc. (a)	5,351	125,053
CRA International, Inc.	782	33,954
Exponent, Inc.	5,044	347,027
Forrester Research, Inc.	996	47,141
FTI Consulting, Inc. (a)	3,723	388,867
Heidrick & Struggles International, Inc.	1,845	54,797
Huron Consulting Group, Inc. (a)	2,176	132,671
ICF International, Inc.	1,807	153,938
InnerWorkings, Inc. (a)	4,140	15,152
Insperity, Inc.	3,696	393,070
Kelly Services, Inc. Class A (non-vtg.)	3,037	84,520
Kforce, Inc.	2,290	78,066
Korn Ferry	5,523	216,943
Manpower, Inc.	6,013	549,288
Navigant Consulting, Inc.	4,131	100,631
Resources Connection, Inc.	2,843	50,037
Robert Half International, Inc.	11,789	712,173
TriNet Group, Inc. (a)	4,240	311,810
TrueBlue, Inc. (a)	3,948	78,052
WageWorks, Inc. (a)	3,848	196,902
Willdan Group, Inc. (a)	921	32,217
		4,502,062
Road & Rail - 0.7%
AMERCO	740	286,380
ArcBest Corp.	2,449	73,299
Avis Budget Group, Inc. (a)	6,318	229,912
Covenant Transport Group, Inc. Class A (a)	1,202	20,254
Daseke, Inc. (a)	5,150	19,055
Genesee & Wyoming, Inc. Class A (a)	5,665	622,074
Heartland Express, Inc.	4,605	91,363
Hertz Global Holdings, Inc. (a)(b)	6,050	93,896
Knight-Swift Transportation Holdings, Inc. Class A (b)	12,211	437,642
Landstar System, Inc.	3,992	444,190
Marten Transport Ltd.	3,726	74,781
Ryder System, Inc.	5,165	275,088
Saia, Inc. (a)	2,504	191,055
Schneider National, Inc. Class B	2,788	53,808
U.S. Xpress Enterprises, Inc. (a)(b)	1,582	8,052
U.S.A. Truck, Inc. (a)(b)	636	5,164
Universal Logistics Holdings, Inc.	766	15,083
Werner Enterprises, Inc.	4,261	141,252
YRC Worldwide, Inc. (a)(b)	3,382	11,025
		3,093,373
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	9,700	405,363
Aircastle Ltd.	5,219	108,503
Applied Industrial Technologies, Inc.	3,777	229,793
Beacon Roofing Supply, Inc. (a)	6,639	240,531
BlueLinx Corp. (a)(b)	867	18,389
BMC Stock Holdings, Inc. (a)	6,511	137,708
CAI International, Inc. (a)	1,629	37,141
DXP Enterprises, Inc. (a)	1,581	53,675
GATX Corp.	3,668	281,922
General Finance Corp. (a)	1,431	11,562
H&E Equipment Services, Inc.	3,107	95,105
HD Supply Holdings, Inc. (a)	17,825	722,091
Herc Holdings, Inc. (a)	2,330	105,176
Kaman Corp.	2,695	170,863
MRC Global, Inc. (a)	8,812	137,820
MSC Industrial Direct Co., Inc. Class A	4,394	312,194
Now, Inc. (a)	10,587	129,691
Rush Enterprises, Inc. Class A	2,946	110,946
SiteOne Landscape Supply, Inc. (a)(b)	3,971	293,338
Systemax, Inc.	1,446	31,378
Textainer Group Holdings Ltd. (a)	2,353	22,895
Titan Machinery, Inc. (a)	1,802	37,373
Triton International Ltd.	4,928	163,018
Univar, Inc. (a)	11,162	246,903
Veritiv Corp. (a)	1,175	20,469
Watsco, Inc.	3,115	506,561
WESCO International, Inc. (a)	4,513	228,990
		4,859,398
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	7,444	308,479

TOTAL INDUSTRIALS		67,049,168

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	2,752	184,852
ADTRAN, Inc.	4,667	51,850
Applied Optoelectronics, Inc. (a)(b)	1,755	17,568
CalAmp Corp. (a)	3,314	36,984
Calix Networks, Inc. (a)	4,417	27,739
Ciena Corp. (a)	13,791	623,629
CommScope Holding Co., Inc. (a)	18,706	267,122
Comtech Telecommunications Corp.	2,331	69,371
EchoStar Holding Corp. Class A (a)	4,707	214,263
Extreme Networks, Inc. (a)	11,366	92,519
Finisar Corp. (a)	11,410	268,477
Harmonic, Inc. (a)	8,418	62,882
Infinera Corp. (a)(b)	14,358	55,422
InterDigital, Inc.	3,295	212,297
Lumentum Holdings, Inc. (a)	7,160	405,471
Maxar Technologies, Inc. (b)	5,790	42,614
NETGEAR, Inc. (a)(b)	3,063	103,683
NetScout Systems, Inc. (a)	6,810	177,332
Plantronics, Inc. (b)	3,177	121,997
Sonus Networks, Inc. (a)	5,062	24,905
Ubiquiti Networks, Inc. (b)	1,860	239,438
ViaSat, Inc. (a)(b)	5,453	444,910
Viavi Solutions, Inc. (a)	22,197	325,630
		4,070,955
Electronic Equipment & Components - 2.6%
ADT, Inc. (b)	11,779	74,797
Anixter International, Inc. (a)	2,779	178,856
Arlo Technologies, Inc.	7,076	30,427
Arrow Electronics, Inc. (a)	8,474	615,297
Avnet, Inc.	10,810	490,990
AVX Corp.	4,571	69,616
Badger Meter, Inc.	2,827	151,216
Belden, Inc.	3,934	178,840
Benchmark Electronics, Inc.	4,274	115,654
Cardtronics PLC (a)	3,619	103,069
Casa Systems, Inc. (a)	2,687	17,707
Cognex Corp.	16,742	736,815
Coherent, Inc. (a)	2,373	329,491
Control4 Corp. (a)	2,570	61,449
CTS Corp.	3,188	100,486
Daktronics, Inc.	3,630	23,014
Dell Technologies, Inc. (a)	14,508	837,692
Dolby Laboratories, Inc. Class A	6,179	420,790
ePlus, Inc. (a)	1,333	101,175
Fabrinet (a)	3,585	192,443
FARO Technologies, Inc. (a)	1,689	90,176
Fitbit, Inc. (a)(b)	20,126	84,529
FLIR Systems, Inc.	13,435	667,182
II-VI, Inc. (a)(b)	5,814	230,816
Insight Enterprises, Inc. (a)	3,456	190,149
IPG Photonics Corp. (a)	3,485	456,570
Itron, Inc. (a)	3,260	202,120
Jabil, Inc.	13,991	432,042
KEMET Corp.	5,528	111,223
Knowles Corp. (a)	8,785	178,775
Littelfuse, Inc.	2,442	412,600
Methode Electronics, Inc. Class A	3,617	108,329
MTS Systems Corp.	1,736	100,028
National Instruments Corp.	10,831	452,303
Novanta, Inc. (a)	3,201	269,172
OSI Systems, Inc. (a)	1,640	184,598
Par Technology Corp. (a)(b)	1,002	26,042
Park Aerospace Corp.	1,868	33,979
PC Connection, Inc. (b)	1,088	35,588
PC Mall, Inc. (a)	842	29,327
Plexus Corp. (a)	3,070	183,310
Rogers Corp. (a)	1,791	284,160
Sanmina Corp. (a)	6,644	210,947
ScanSource, Inc. (a)	2,442	82,906
SYNNEX Corp.	4,030	397,116
Tech Data Corp. (a)	3,639	368,776
TTM Technologies, Inc. (a)	9,030	94,454
Vishay Intertechnology, Inc.	12,842	218,314
Vishay Precision Group, Inc. (a)	1,187	48,358
		11,013,713
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	379,000	77,631
IT Services - 3.2%
Alliance Data Systems Corp.	4,547	713,515
Amdocs Ltd.	13,720	877,943
Booz Allen Hamilton Holding Corp. Class A	13,797	948,544
CACI International, Inc. Class A (a)	2,413	519,157
Carbonite, Inc. (a)	3,145	56,390
Cass Information Systems, Inc.	1,184	60,277
Conduent, Inc. (a)	17,921	163,081
CoreLogic, Inc. (a)	7,825	356,585
CSG Systems International, Inc.	3,235	165,761
Endurance International Group Holdings, Inc. (a)	7,536	35,721
EPAM Systems, Inc. (a)	4,981	965,268
Euronet Worldwide, Inc. (a)	5,018	782,356
EVERTEC, Inc.	5,851	187,349
EVO Payments, Inc. Class A (a)	2,295	71,420
ExlService Holdings, Inc. (a)	3,342	229,896
Genpact Ltd.	13,389	531,276
GreenSky, Inc. Class A (a)(b)	4,132	47,229
GTT Communications, Inc. (a)(b)	3,270	39,567
Hackett Group, Inc.	2,530	41,543
i3 Verticals, Inc. Class A (a)	760	21,713
Internap Network Services Corp. (a)(b)	1,723	5,135
KBR, Inc.	13,699	361,380
Limelight Networks, Inc. (a)	10,886	29,501
Liveramp Holdings, Inc. (a)	6,617	348,650
ManTech International Corp. Class A	2,572	176,902
Maximus, Inc.	6,212	456,644
MongoDB, Inc. Class A (a)(b)	2,688	384,975
NIC, Inc.	6,458	117,148
Okta, Inc. (a)	7,559	988,944
Perficient, Inc. (a)	3,255	111,223
Perspecta, Inc.	13,781	321,511
Presidio, Inc.	2,901	40,614
Sabre Corp.	26,676	627,153
Science Applications International Corp.	4,947	422,325
ServiceSource International, Inc. (a)	6,721	6,050
Switch, Inc. Class A	3,698	50,182
Sykes Enterprises, Inc. (a)	3,840	108,634
The Western Union Co. (b)	42,931	901,551
Ttec Holdings, Inc.	1,357	63,670
U.S.A. Technologies, Inc. (a)(b)	5,645	37,144
Unisys Corp. (a)(b)	5,013	62,111
Virtusa Corp. (a)	2,681	119,787
WEX, Inc. (a)	4,185	912,623
		13,468,448
Semiconductors & Semiconductor Equipment - 3.0%
Adesto Technologies Corp. (a)(b)	2,335	19,894
Advanced Energy Industries, Inc. (a)	3,750	219,000
Amkor Technology, Inc. (a)	12,409	114,535
Aquantia Corp. (a)	2,428	31,880
Axcelis Technologies, Inc. (a)	3,187	51,151
AXT, Inc. (a)	3,198	13,655
Brooks Automation, Inc.	6,984	270,979
Cabot Microelectronics Corp.	2,787	339,039
Ceva, Inc. (a)	2,136	59,338
Cirrus Logic, Inc. (a)	5,823	285,618
Cohu, Inc.	3,898	59,094
Cree, Inc. (a)	9,965	619,624
Cypress Semiconductor Corp.	35,147	807,327
Diodes, Inc. (a)	3,857	164,308
Enphase Energy, Inc. (a)(b)	7,423	208,957
Entegris, Inc.	13,723	597,088
First Solar, Inc. (a)	7,334	472,970
FormFactor, Inc. (a)	7,223	121,202
Ichor Holdings Ltd. (a)	2,243	56,546
Impinj, Inc. (a)(b)	1,490	53,938
Inphi Corp. (a)	4,290	258,301
Kulicke & Soffa Industries, Inc.	6,527	147,706
Lattice Semiconductor Corp. (a)	12,621	244,090
MACOM Technology Solutions Holdings, Inc. (a)(b)	4,381	85,955
MaxLinear, Inc. Class A (a)	6,077	133,572
MKS Instruments, Inc.	5,241	446,166
Monolithic Power Systems, Inc.	3,789	561,378
Nanometrics, Inc. (a)	2,342	73,492
NeoPhotonics Corp. (a)	3,337	15,317
NVE Corp.	454	30,518
ON Semiconductor Corp. (a)	40,880	879,329
PDF Solutions, Inc. (a)	2,642	35,271
Photronics, Inc. (a)	6,604	63,597
Pixelworks, Inc. (a)	2,892	8,850
Power Integrations, Inc.	2,859	260,369
Qorvo, Inc. (a)	12,124	888,568
Rambus, Inc. (a)	10,454	130,257
Rudolph Technologies, Inc. (a)	3,114	83,829
Semtech Corp. (a)(b)	6,401	338,421
Silicon Laboratories, Inc. (a)	4,190	470,160
SMART Global Holdings, Inc. (a)	1,187	36,132
SolarEdge Technologies, Inc. (a)	4,180	272,661
SunPower Corp. (a)(b)	5,836	68,223
Synaptics, Inc. (a)	3,343	107,578
Teradyne, Inc.	17,410	970,259
Ultra Clean Holdings, Inc. (a)	3,830	55,880
Universal Display Corp.	4,118	869,227
Veeco Instruments, Inc. (a)	4,678	55,715
Versum Materials, Inc.	10,557	548,753
Xperi Corp.	4,706	100,473
		12,806,190
Software - 5.7%
2U, Inc. (a)(b)	5,598	71,654
8x8, Inc. (a)	9,297	224,708
A10 Networks, Inc. (a)	5,048	38,264
ACI Worldwide, Inc. (a)	11,291	378,926
Alarm.com Holdings, Inc. (a)	3,396	169,494
Altair Engineering, Inc. Class A (a)	2,626	109,268
Alteryx, Inc. Class A (a)(b)	2,931	344,510
American Software, Inc. Class A	2,601	34,645
AppFolio, Inc. (a)	1,164	112,384
Appian Corp. Class A (a)(b)	2,728	107,183
Aspen Technology, Inc. (a)	6,869	905,815
Avaya Holdings Corp. (a)	10,072	121,267
Benefitfocus, Inc. (a)(b)	2,255	56,352
Black Knight, Inc. (a)	13,729	869,320
Blackbaud, Inc.	4,715	429,065
BlackLine, Inc. (a)(b)	3,589	160,069
Bottomline Technologies, Inc. (a)	3,542	149,083
Box, Inc. Class A (a)	13,847	229,029
Cardlytics, Inc. (a)(b)	880	24,992
CDK Global, Inc.	12,482	647,441
Ceridian HCM Holding, Inc. (a)	3,482	185,625
Cision Ltd. (a)	6,496	67,493
Cloudera, Inc. (a)(b)	21,267	127,177
CommVault Systems, Inc. (a)	3,770	171,309
Cornerstone OnDemand, Inc. (a)	5,203	308,018
Coupa Software, Inc. (a)	5,025	681,943
Digimarc Corp. (a)(b)	1,154	52,138
Domo, Inc. Class B (a)(b)	954	26,464
Dropbox, Inc. Class A (a)	8,932	210,438
Ebix, Inc. (b)	2,193	100,944
eGain Communications Corp. (a)	1,713	13,259
Envestnet, Inc. (a)(b)	4,442	317,203
Everbridge, Inc. (a)	2,780	284,394
Fair Isaac Corp. (a)	2,811	976,598
FireEye, Inc. (a)	19,135	287,025
Five9, Inc. (a)	5,732	282,989
Forescout Technologies, Inc. (a)	2,261	84,471
Guidewire Software, Inc. (a)	7,861	802,451
HubSpot, Inc. (a)	3,550	634,456
Instructure, Inc. (a)(b)	3,065	121,650
j2 Global, Inc.	4,546	405,003
LivePerson, Inc. (a)	5,649	187,490
LogMeIn, Inc.	4,967	377,343
Manhattan Associates, Inc. (a)(b)	6,349	539,602
MicroStrategy, Inc. Class A (a)	917	125,381
Mitek Systems, Inc. (a)	3,265	32,781
MobileIron, Inc. (a)	7,068	48,769
Model N, Inc. (a)	2,480	54,213
Monotype Imaging Holdings, Inc.	4,003	79,940
New Relic, Inc. (a)	4,430	412,743
Nuance Communications, Inc. (a)	27,877	463,873
Nutanix, Inc. Class A (a)(b)	7,287	165,415
Onespan, Inc. (a)	2,998	43,831
Paycom Software, Inc. (a)	4,714	1,134,896
Paylocity Holding Corp. (a)	3,083	314,743
Pegasystems, Inc.	3,592	271,555
Pivotal Software, Inc. (a)	4,176	39,588
Pluralsight, Inc. (a)	2,060	63,221
Progress Software Corp.	4,381	189,653
Proofpoint, Inc. (a)	5,310	670,122
PROS Holdings, Inc. (a)	3,364	243,419
Q2 Holdings, Inc. (a)(b)	3,588	286,574
QAD, Inc. Class A	969	41,803
Qualys, Inc. (a)	3,297	285,388
Rapid7, Inc. (a)	4,018	243,692
RealPage, Inc. (a)	7,097	443,421
RingCentral, Inc. (a)(b)	6,663	946,013
SailPoint Technologies Holding, Inc. (a)(b)	6,324	133,689
SecureWorks Corp. (a)(b)	944	11,271
ShotSpotter, Inc. (a)	757	28,456
Smartsheet, Inc. (a)	1,291	64,434
SPS Commerce, Inc. (a)	1,718	192,124
Teradata Corp. (a)	11,481	420,434
The Trade Desk, Inc. (a)(b)	3,521	927,115
TiVo Corp.	12,021	91,119
Tyler Technologies, Inc. (a)	3,765	878,563
Upland Software, Inc. (a)	1,529	67,261
Upwork, Inc. (b)	5,862	96,371
Varonis Systems, Inc. (a)(b)	2,862	205,806
Verint Systems, Inc. (a)	6,300	364,581
VirnetX Holding Corp. (a)	5,569	40,709
Workiva, Inc. (a)	2,486	142,920
Yext, Inc. (a)	5,994	124,735
Zendesk, Inc. (a)(b)	10,409	869,776
Zix Corp. (a)	5,333	48,584
Zuora, Inc. (a)	1,275	19,138
		23,757,072
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	11,099	100,113
Cray, Inc. (a)	3,973	137,625
Diebold Nixdorf, Inc. (a)	7,405	103,004
Immersion Corp. (a)	2,961	23,806
NCR Corp. (a)(b)	11,475	387,970
Pure Storage, Inc. Class A (a)	16,846	255,048
Xerox Corp.	20,164	647,264
		1,654,830

TOTAL INFORMATION TECHNOLOGY		66,848,839

MATERIALS - 5.1%
Chemicals - 2.1%
AdvanSix, Inc. (a)	2,948	75,587
American Vanguard Corp.	2,556	36,500
Amyris, Inc. (a)(b)	4,138	12,786
Ashland Global Holdings, Inc.	6,065	482,046
Axalta Coating Systems Ltd. (a)	20,635	611,415
Balchem Corp.	3,137	321,982
Cabot Corp.	5,814	260,002
Chase Corp.	691	71,574
Element Solutions, Inc. (a)	22,751	227,965
Ferro Corp. (a)	8,083	119,063
Flotek Industries, Inc. (a)(b)	4,858	14,914
FutureFuel Corp.	2,463	28,694
H.B. Fuller Co.	4,925	235,464
Hawkins, Inc.	938	40,962
Huntsman Corp.	20,878	429,043
Ingevity Corp. (a)	4,083	402,339
Innophos Holdings, Inc.	1,869	50,781
Innospec, Inc.	2,385	222,711
Intrepid Potash, Inc. (a)	9,204	34,423
Koppers Holdings, Inc. (a)	2,041	55,719
Kraton Performance Polymers, Inc. (a)	3,088	94,709
Kronos Worldwide, Inc.	2,131	28,577
Minerals Technologies, Inc.	3,435	182,914
NewMarket Corp.	860	362,585
Olin Corp.	16,245	326,037
OMNOVA Solutions, Inc. (a)	4,388	43,661
PolyOne Corp.	7,765	254,459
PQ Group Holdings, Inc. (a)	3,568	55,625
Quaker Chemical Corp.	1,309	245,294
Rayonier Advanced Materials, Inc.	4,871	22,650
RPM International, Inc.	12,866	872,701
Sensient Technologies Corp.	4,108	280,042
Stepan Co.	1,977	196,020
The Chemours Co. LLC	16,658	317,668
The Scotts Miracle-Gro Co. Class A	3,812	427,630
Tredegar Corp.	2,440	40,675
Trinseo SA	4,125	160,091
Tronox Holdings PLC	9,200	101,752
Valvoline, Inc.	18,236	368,185
Venator Materials PLC (a)	4,844	18,553
W.R. Grace & Co.	6,515	441,782
Westlake Chemical Corp.	3,518	237,711
		8,813,291
Construction Materials - 0.2%
Eagle Materials, Inc.	4,557	377,228
Forterra, Inc. (a)(b)	1,693	11,005
nVent Electric PLC	15,840	392,674
Summit Materials, Inc. (a)	10,876	200,553
U.S. Concrete, Inc. (a)	1,550	72,990
		1,054,450
Containers & Packaging - 1.2%
Amcor PLC (a)	44,945	476,417
Aptargroup, Inc.	6,083	736,165
Berry Global Group, Inc. (a)	12,718	572,946
Crown Holdings, Inc. (a)	13,144	841,347
Graphic Packaging Holding Co.	30,117	447,539
Greif, Inc. Class A	2,539	88,763
Myers Industries, Inc.	3,409	55,124
Owens-Illinois, Inc.	15,454	262,254
Sealed Air Corp.	15,227	636,336
Silgan Holdings, Inc.	7,440	223,646
Sonoco Products Co.	9,695	581,991
		4,922,528
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	30,805	86,870
Alcoa Corp. (a)	18,129	407,721
Allegheny Technologies, Inc. (a)(b)	12,176	265,072
Atkore International Group, Inc. (a)	4,575	124,852
Carpenter Technology Corp. (b)	4,617	207,811
Century Aluminum Co. (a)	4,865	34,979
Cleveland-Cliffs, Inc. (b)	28,982	308,948
Coeur d'Alene Mines Corp. (a)(b)	19,855	91,333
Commercial Metals Co.	11,471	200,857
Compass Minerals International, Inc.	3,293	183,914
Coronado Global Resources, Inc. unit (c)	18,300	40,389
Gold Resource Corp.	5,438	19,522
Haynes International, Inc.	1,236	36,783
Hecla Mining Co. (b)	46,846	86,665
Kaiser Aluminum Corp.	1,605	154,513
Livent Corp.	14,174	91,281
Materion Corp.	1,970	122,396
McEwen Mining, Inc. (b)	25,446	44,022
Olympic Steel, Inc.	866	10,894
Reliance Steel & Aluminum Co.	6,837	683,358
Royal Gold, Inc.	6,360	727,902
Ryerson Holding Corp. (a)	1,532	12,501
Schnitzer Steel Industries, Inc. Class A	2,535	67,507
Steel Dynamics, Inc.	22,288	702,295
SunCoke Energy, Inc.	6,370	48,348
TimkenSteel Corp. (a)	3,802	26,576
United States Steel Corp. (b)	17,156	257,855
Universal Stainless & Alloy Products, Inc. (a)	860	13,915
Warrior Metropolitan Coal, Inc.	4,280	105,887
Worthington Industries, Inc.	3,901	156,898
		5,321,864
Paper & Forest Products - 0.3%
Boise Cascade Co.	3,798	102,546
Clearwater Paper Corp. (a)	1,591	31,231
Domtar Corp. (b)	6,121	259,836
Louisiana-Pacific Corp.	13,679	357,569
Mercer International, Inc. (SBI)	4,240	55,247
Neenah, Inc.	1,657	108,881
P.H. Glatfelter Co.	4,337	70,780
Resolute Forest Products	8,903	54,308
Schweitzer-Mauduit International, Inc.	2,994	103,083
Verso Corp. (a)	3,386	54,785
		1,198,266

TOTAL MATERIALS		21,310,399

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Acadia Realty Trust (SBI)	7,963	223,521
Agree Realty Corp. (b)	3,367	225,084
Alexander & Baldwin, Inc.	6,616	155,542
Alexanders, Inc.	369	138,191
American Assets Trust, Inc.	3,720	172,608
American Campus Communities, Inc.	13,330	623,178
American Finance Trust, Inc.	5,286	61,899
American Homes 4 Rent Class A	24,967	604,451
Americold Realty Trust	5,769	193,435
Apartment Investment & Management Co. Class A	14,669	726,702
Apple Hospitality (REIT), Inc.	20,923	328,700
Armada Hoffler Properties, Inc.	4,908	83,092
Ashford Hospitality Trust, Inc.	8,243	22,339
Bluerock Residential Growth (REIT), Inc.	2,485	29,298
Braemar Hotels & Resorts, Inc.	2,977	27,150
Brandywine Realty Trust (SBI)	17,399	256,635
Brixmor Property Group, Inc.	29,137	553,020
CareTrust (REIT), Inc.	8,302	192,855
CatchMark Timber Trust, Inc.	4,911	49,896
CBL & Associates Properties, Inc.	16,047	16,849
Cedar Realty Trust, Inc.	8,555	23,783
Chatham Lodging Trust	4,576	81,727
Chesapeake Lodging Trust	5,906	162,238
City Office REIT, Inc.	3,766	46,623
Colony Capital, Inc.	47,618	269,042
Columbia Property Trust, Inc.	11,518	252,590
Community Healthcare Trust, Inc.	1,740	71,497
CorEnergy Infrastructure Trust, Inc.	1,183	47,876
CorePoint Lodging, Inc.	3,936	46,169
CoreSite Realty Corp.	3,579	375,115
Corporate Office Properties Trust (SBI)	10,661	297,655
Corrections Corp. of America	11,646	197,633
Cousins Properties, Inc.	10,238	360,173
CubeSmart	18,097	614,393
CyrusOne, Inc.	10,288	590,531
DDR Corp.	14,201	202,364
DiamondRock Hospitality Co.	20,187	203,283
Douglas Emmett, Inc.	15,682	640,139
Easterly Government Properties, Inc.	5,935	111,993
EastGroup Properties, Inc.	3,510	422,885
Empire State Realty Trust, Inc.	13,720	192,217
EPR Properties	7,239	538,799
Equity Commonwealth	11,805	396,412
Essential Properties Realty Trust, Inc.	3,456	72,991
Farmland Partners, Inc.	2,800	17,220
First Industrial Realty Trust, Inc.	12,311	470,157
Four Corners Property Trust, Inc.	6,615	178,208
Franklin Street Properties Corp.	10,446	84,195
Front Yard Residential Corp. Class B	4,817	57,852
Gaming & Leisure Properties	19,558	737,532
Getty Realty Corp.	3,401	101,962
Gladstone Commercial Corp.	2,811	59,762
Gladstone Land Corp.	1,596	18,338
Global Net Lease, Inc.	7,368	143,823
Government Properties Income Trust	4,696	132,286
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,074	166,731
Healthcare Realty Trust, Inc.	12,198	390,092
Healthcare Trust of America, Inc.	20,149	542,613
Hersha Hospitality Trust	3,534	55,201
Highwoods Properties, Inc. (SBI)	10,053	455,702
Hospitality Properties Trust (SBI)	15,945	394,001
Hudson Pacific Properties, Inc.	15,202	536,631
Independence Realty Trust, Inc.	8,765	108,248
Industrial Logistics Properties Trust	6,355	135,870
Investors Real Estate Trust	1,182	75,353
Invitation Homes, Inc.	28,769	790,284
iStar Financial, Inc.	6,581	86,869
JBG SMITH Properties	10,591	414,426
Jernigan Capital, Inc.	1,817	36,049
Kilroy Realty Corp.	9,781	777,198
Kimco Realty Corp.	40,949	786,630
Kite Realty Group Trust	8,222	130,812
Lamar Advertising Co. Class A	8,281	670,099
Lexington Corporate Properties Trust	20,520	202,532
Liberty Property Trust (SBI)	14,346	750,296
Life Storage, Inc.	4,513	439,972
LTC Properties, Inc.	3,853	177,585
Mack-Cali Realty Corp.	8,871	210,952
Medical Properties Trust, Inc.	35,541	621,968
Monmouth Real Estate Investment Corp. Class A	8,877	122,414
National Health Investors, Inc.	4,116	326,728
National Retail Properties, Inc.	15,477	808,518
National Storage Affiliates Trust	5,488	166,232
New Senior Investment Group, Inc.	7,946	56,655
NexPoint Residential Trust, Inc.	2,080	89,773
NorthStar Realty Europe Corp.	4,921	83,657
Omega Healthcare Investors, Inc.	19,504	707,995
Outfront Media, Inc.	13,605	369,784
Paramount Group, Inc.	19,914	275,411
Park Hotels & Resorts, Inc.	19,586	517,266
Pebblebrook Hotel Trust	12,464	348,867
Pennsylvania Real Estate Investment Trust (SBI) (b)	6,158	36,825
Physicians Realty Trust	17,786	306,097
Piedmont Office Realty Trust, Inc. Class A	12,484	259,792
Potlatch Corp.	6,606	243,233
Preferred Apartment Communities, Inc. Class A	3,953	57,279
PS Business Parks, Inc.	1,950	341,250
QTS Realty Trust, Inc. Class A	5,005	231,631
Ramco-Gershenson Properties Trust (SBI)	7,946	97,339
Rayonier, Inc.	12,631	366,804
Retail Opportunity Investments Corp.	11,039	200,247
Retail Properties America, Inc.	21,025	255,664
Rexford Industrial Realty, Inc.	9,036	374,090
RLJ Lodging Trust	17,119	295,816
Ryman Hospitality Properties, Inc.	5,006	375,450
Sabra Health Care REIT, Inc.	17,336	357,815
Saul Centers, Inc.	1,144	62,680
Senior Housing Properties Trust (SBI)	23,168	189,978
Seritage Growth Properties (b)	2,712	113,280
SL Green Realty Corp.	8,287	671,910
Spirit MTA REIT	4,080	34,313
Spirit Realty Capital, Inc.	8,334	367,696
Stag Industrial, Inc.	10,646	316,399
Store Capital Corp.	18,422	630,217
Summit Hotel Properties, Inc.	10,233	113,689
Sunstone Hotel Investors, Inc.	22,133	292,377
Tanger Factory Outlet Centers, Inc.	9,149	145,286
Taubman Centers, Inc.	5,957	241,378
Terreno Realty Corp.	5,776	282,215
The GEO Group, Inc.	11,936	212,580
The Macerich Co.	10,306	340,613
UMH Properties, Inc.	3,374	44,368
Uniti Group, Inc.	17,463	147,038
Universal Health Realty Income Trust (SBI)	1,254	115,569
Urban Edge Properties	11,013	184,247
Urstadt Biddle Properties, Inc. Class A	2,873	62,028
VEREIT, Inc.	94,105	858,238
VICI Properties, Inc.	35,069	748,372
Washington Prime Group, Inc.	18,251	66,251
Washington REIT (SBI)	7,770	209,402
Weingarten Realty Investors (SBI)	11,609	324,007
Whitestone REIT Class B	3,802	48,476
Xenia Hotels & Resorts, Inc.	10,954	234,744
		36,590,005
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	983	20,643
Colony NorthStar Credit Real Estate, Inc.	8,062	130,604
eXp World Holdings, Inc. (a)(b)	3,496	36,953
Howard Hughes Corp. (a)(b)	3,802	513,270
Jones Lang LaSalle, Inc.	4,428	645,115
Kennedy-Wilson Holdings, Inc.	12,132	261,081
Marcus & Millichap, Inc. (a)	2,051	68,093
Newmark Group, Inc.	14,400	141,984
RE/MAX Holdings, Inc.	1,700	49,436
Realogy Holdings Corp. (b)	11,334	59,050
Redfin Corp. (a)(b)	6,638	119,750
Retail Value, Inc.	1,520	57,213
Tejon Ranch Co. (a)	1,976	36,615
The St. Joe Co. (a)	5,926	114,016
		2,253,823

TOTAL REAL ESTATE		38,843,828

UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	4,973	432,402
El Paso Electric Co.	3,951	261,793
Hawaiian Electric Industries, Inc.	10,526	471,565
IDACORP, Inc.	4,887	498,767
MGE Energy, Inc.	3,366	249,589
OGE Energy Corp.	19,380	832,371
Otter Tail Corp.	3,853	205,673
PNM Resources, Inc.	7,741	384,495
Portland General Electric Co.	8,658	474,891
Spark Energy, Inc. Class A, (b)	1,096	11,990
		3,823,536
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	1,588	148,414
National Fuel Gas Co. (b)	8,366	399,393
New Jersey Resources Corp.	8,579	427,835
Northwest Natural Holding Co.	2,804	200,262
ONE Gas, Inc.	5,092	464,289
South Jersey Industries, Inc.	8,973	305,531
Southwest Gas Holdings, Inc.	5,146	457,531
Spire, Inc.	4,906	404,303
		2,807,558
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (b)	2,031	21,224
NRG Yield, Inc.:
Class A	2,480	42,582
Class C (b)	7,911	142,556
Ormat Technologies, Inc.	4,926	322,899
Pattern Energy Group, Inc.	8,844	202,793
Terraform Power, Inc.	7,877	121,385
		853,439
Multi-Utilities - 0.4%
Avangrid, Inc.	5,367	271,302
Avista Corp.	6,344	292,014
Black Hills Corp.	5,247	415,300
MDU Resources Group, Inc.	18,935	506,322
NorthWestern Energy Corp.	4,897	342,398
Unitil Corp.	1,469	86,039
		1,913,375
Water Utilities - 0.4%
American States Water Co.	3,579	277,265
Aqua America, Inc.	17,272	724,560
AquaVenture Holdings Ltd. (a)	1,251	21,555
California Water Service Group	4,680	249,865
Connecticut Water Service, Inc.	1,152	80,525
Middlesex Water Co.	1,618	101,335
Select Energy Services, Inc. Class A (a)	5,843	59,423
SJW Corp.	2,191	142,174
		1,656,702

TOTAL UTILITIES		11,054,610

TOTAL COMMON STOCKS
(Cost $401,229,922)		416,644,969

Money Market Funds - 16.5%
Fidelity Cash Central Fund 2.43% (d)	4,026,097	4,026,902
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	65,084,926	65,091,434
TOTAL MONEY MARKET FUNDS
(Cost $69,118,336)		69,118,336
TOTAL INVESTMENT IN SECURITIES - 115.8%
(Cost $470,348,258)		485,763,305
NET OTHER ASSETS (LIABILITIES) - (15.8)%(f)		(66,177,766)
NET ASSETS - 100%		$419,585,539

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	17	Sept. 2019	$1,340,195	$1,483	$1,483
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2019	590,430	6,670	6,670
TOTAL FUTURES CONTRACTS					$8,153

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,411 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $10,950 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,236
Fidelity Securities Lending Cash Central Fund	68,073
Total	$104,309

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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